UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21619
Nuveen Equity Premium Income Fund

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Semi-Annual Report June 30, 2008	Nuveen Investments Closed-End Funds

NUVEEN EQUITY PREMIUM INCOME FUND JPZ NUVEEN EQUITY PREMIUM OPPORTUNITY FUND JSN NUVEEN EQUITY PREMIUM ADVANTAGE FUND JLA NUVEEN EQUITY PREMIUM AND GROWTH FUND JPG

Attractive Monthly Distributions and a Measure of Downside
Protection from an Integrated Index Option and Equity Strategy

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Chairman’s
LETTER TO SHAREHOLDERS

ï Robert P. Bremner ï Chairman of the Board
Dear Fellow Shareholders:

I’d like to use my initial letter to you to accomplish several things. First, I want to report that after fourteen years of service on your Fund’s Board, including the last twelve as chairman, Tim Schwertfeger retired from the Board in June. The Board has elected me to replace him as the chairman, the first time this role has been filled by someone who is not an employee of Nuveen Investments. Electing an independent chairman marks a significant milestone in the management of your Fund, and it aligns us with what is now considered a “best practice” in the fund industry. Further, it demonstrates the independence with which your Board has always acted on your behalf.

Following Tim will not be easy. During my eleven previous years on the Nuveen Fund Board, I found that Tim always set a very high standard by combining insightful industry and market knowledge and sound, clear judgment. While the Board will miss his wise counsel, I am certain we will retain the primary commitment Tim shared with all of us—an unceasing dedication to creating and retaining value for Nuveen Fund shareholders. This focus on value over time is a touchstone that I and all the other Board members will continue to use when making decisions on your behalf.

Second, I also want to report that we are very fortunate to be welcoming two new Board members to our team. John Amboian, the current chairman and CEO of Nuveen Investments, has agreed to replace Tim as Nuveen’s representative on the Board. John’s presence will allow the independent Board members to benefit not only from his leadership role at Nuveen but also his broad understanding of the fund industry and Nuveen’s role within it. We also are adding Terry Toth as an independent director. A former CEO of the Northern Trust Company’s asset management group, Terry will bring extensive experience in the fund industry to our deliberations.

Finally, I urge you to take the time to review the Portfolio Manager’s Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report. All of us are grateful that you have chosen Nuveen Investments as a partner as you pursue your financial goals, and, on behalf of myself and the other members of your Fund’s Board, let me say we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
August 22, 2008

 Portfolio Managers’ COMMENTS

Nuveen Investments Closed-End Funds	JPZ, JSN, JLA, JPG

These Funds feature portfolio management by Gateway Investment Advisers, LLC (Gateway). J. Patrick Rogers and Kenneth H. Toft serve as co-portfolio managers for JSN and JLA; Patrick and Michael T. Buckius are co-portfolio managers for JPZ and JPG. Patrick joined Gateway in 1989 and is the firm’s President and Chief Executive Officer. Ken joined Gateway in 1992 and has been a Vice President and Portfolio Manager since 1997. Mike joined Gateway in 1999 as a Vice President and Portfolio Manager. Here they talk about their management strategy and the performance of the Funds for the six-months ended June 30, 2008.

OVER THIS PERIOD, WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS?

The core strategy employed in JPZ, JSN, JLA and JPG consists of an investment in a broadly diversified portfolio of equity securities that seeks to substantially track the price movement of a stock market index or a custom blend of stock market indexes. The primary purpose of each equity portfolio is to support the index option-based risk management strategy employed by each Fund.

For JPZ and JPG, their equity portfolio seeks to track the price movements of the S&P 500 Index. Over the course of the first half of 2008, JPZ actively sold listed S&P 500 Index call options against the entire stock portfolio. JPG differed from JPZ in that the index call option hedging activity was applied to 80% of the value of the equity portfolio, leaving 20% unhedged. The call option sales by these Funds generated meaningful amounts of regular cash flow, which served to both reduce the risk of owning the stock portfolio and also generated much of the portfolios’ returns. In the past, another component of the strategy had been the purchase of listed S&P 500 Index put options to help protect the value of the stock portfolio in the event of a significant market decline over a short period of time. As previously announced, the Funds completed the gradual phase-out of the put component of the investment strategy during the first quarter of 2008.

For JSN, its equity portfolio was invested to replicate the price performance of a custom benchmark consisting of 75% S&P 500 Index and 25% NASDAQ-100 Index. JSN employed an option strategy similar to JPZ, selling S&P 500 Index call options equal to roughly 75% of the value of the underlying equity portfolio and NASDAQ-100 Index calls equal to the remaining 25% of the equity portfolio.

For JLA, its underlying equity portfolio was designed to track the price movement of a custom

Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

benchmark reflecting 50% S&P 500 Index and 50% NASDAQ-100 Index. Its option strategy involved selling S&P 500 Index call options covering about 50% of the equity portfolio and NASDAQ-100 Index call options covering the remaining 50%.

HOW DID THE FUNDS PERFORM OVER THIS SIX-MONTH PERIOD?

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. For additional information, see the individual Performance Overview for your Fund in this report.

The performance of JPZ, JSN, JLA and JPG, as well as comparative indices or benchmarks, is presented in the accompanying table.

Cumulative Returns on Net Asset Value
For the six months ended 06/30/08

JPZ	-3.87%
S&P 500 Index[1]	-11.91%
JSN	-3.00%
Comparative Benchmark[2]	-11.84%
JLA	-4.11%
Comparative Benchmark[3]	-11.81%
JPG	-5.92%
S&P 500 Index[1]	-11.91%

For the six months ended June 30, 2008, the total return on net asset value for each Fund outperformed its respective index or benchmark.

Each Fund benefited from the increased volatility in the market during the period. The equity markets experienced sharp swings along a path that declined significantly. The Chicago Board Options Exchange Volatility Index (“VIX”), a popular gauge of market stability, averaged over 20 for the first half of 2008, and at one point reached 32.24, a level not seen since 2003. Similarly, the CBOE NDX Volatility Index (“VXN”) averaged about 27 for the first half of 2008, and had spikes to over 40 in January and 37 in March.

1 The S&P 500 Index is an unmanaged Index generally considered representative of the U.S. Stock Market.

2 JSN comparative benchmark performance is a blended return consisting of: 1) 75% of the return of the S&P 500 Index, and 2) 25% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

3 JLA comparative benchmark performance is a blended return consisting of: 1) 50% of the return of the S&P 500 Index, and 2) 50% of the NASDAQ-100 Index.
The benefit for the Funds of this increased market volatility was that option contract prices increased, in some cases substantially. As a result, the cash flow from the Funds’ option selling activity was robust and served two important purposes: first, more cash was available to support the Funds’ regular shareholder distributions, and second, the increased cash flow helped lower the risk profiles of the Funds’ investment portfolios and mitigate overall losses.

The negative equity markets were the biggest constraint on the Funds’ performance during the period. A number of headwinds buffeted the markets to a greater or lesser extent, including the continued struggles of the housing market, a general credit crunch among large and small financial institutions, the collapse of Bear Stearns, a weakened economy, declining consumer spending, rising energy prices and increased negative sentiment among market participants. At the end of the second quarter, nearly all major U.S. market indexes were down over 10% on a year-to-date basis.

The equity portfolios of the Funds struggled in this environment. While the option hedging activity employed by the Funds offset a portion of the losses in the underlying equity portfolios, it was unable to overcome all the negative price pressure.

Distribution and Share Price
INFORMATION

We are providing you with information regarding your Fund’s distributions. This information is as of June 30, 2008, and likely will vary over time based on the Funds’ investment activities and portfolio investment value changes.

Each Fund has a managed distribution program. The goal of a managed distribution program is to provide shareholders with relatively consistent and predictable cash flow by systematically converting its expected long-term return potential into regular distributions. As a result, regular distributions throughout the year are likely to include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about the managed distribution program are:

•	Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about a Fund’s past or future investment performance from its current distribution rate.

•	Actual returns will differ from projected long-term returns (and therefore a Fund’s distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

•	Each distribution is expected to be paid from some or all of the following sources:

•	net investment income (regular interest and dividends),

•	realized capital gains, and

•	unrealized gains, or, in certain cases, a return of principal (non-taxable distributions).

•	A non-taxable distribution is a payment of a portion of a Fund’s capital. When a Fund’s returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when a Fund’s return falls short of distributions, it will represent a portion of your original principal unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when a Fund’s total return exceeds distributions.

•	Because distribution source estimates are updated during the year based on a Fund’s performance and forecast for its current fiscal year (which is the calendar year for each Fund), estimates on the nature of your distributions provided at the time the distributions are paid may differ from both the tax information reported to you in your Fund’s IRS Form 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund’s distributions and total return performance for the six months ended June 30, 2008. The distribution information is presented on a tax basis rather than on a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund’s returns for the specified time period was sufficient to meet each Fund’s distributions.

As of 6/30/08	JPZ	JSN	JLA	JPG
Inception date	10/26/04	1/26/05	5/25/05	11/22/05
Six months ended June 30, 2008:
Per share distribution:
From net investment income	$0.18	$0.14	$0.08	$0.16
From realized capital gains	0.62	0.70	0.77	0.65
From return of capital	—	—	—	—

Total per share distribution	$0.80	$0.84	$0.85	$0.81

Distribution rate on NAV	4.76%	4.88%	5.01%	4.66%

Annualized total returns:
Six-Month (Cumulative) on NAV	-3.87%	-3.00%	-4.11%	-5.92%
1-Year on NAV	-1.33%	1.56%	0.79%	-5.29%
Since inception on NAV	5.51%	6.36%	5.69%	4.49%

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

The Board of Directors/Trustees for each of Nuveen’s 120 closed-end funds approved a program, effective August 7, 2008, under which each fund may repurchase up to 10% of its common shares.

As of June 30, 2008, the Funds’ share prices were trading relative to their NAVs as shown in the accompanying table:

	6/30/08	6-Month Average
	Discount	Discount
JPZ	-11.07%	-10.48%
JSN	-10.81%	-10.09%
JLA	-9.49%	-9.60%
JPG	-11.51%	-10.51%

Fund Snapshot
Share Price	$14.94

Net Asset Value	$16.80

Premium/(Discount) to NAV	-11.07%

Current Distribution Rate[1]	10.71%

Net Assets ($000)	$649,696

Average Annual Total Return
(Inception 10/26/04)
	On Share
	Price	On NAV
6-Month (Cumulative)	-4.11%	-3.87%

1-Year	-9.48%	-1.33%

Since Inception	1.24%	5.51%

JPZ Performance OVERVIEW	Nuveen Equity Premium Income Fund as of June 30, 2008

Portfolio Allocation (as a % of total investments)2

Industries
(as a % of total investments)[2]
Oil, Gas & Consumable Fuels	10.5%

Pharmaceuticals	7.3%

Commercial Banks	4.3%

Computers & Peripherals	4.1%

Diversified Telecommunication Services	3.9%

Energy Equipment & Services	3.8%

Software	3.6%

Industrial Conglomerates	3.1%

Insurance	2.9%

Capital Markets	2.8%

Machinery	2.6%

Tobacco	2.6%

Aerospace & Defense	2.6%

Household Products	2.5%

Chemicals	2.4%

Semiconductors & Equipment	2.4%

Communications Equipment	2.1%

Multi-Utilities	2.1%

Real Estate Investment Trust	2.0%

Metal & Mining	2.0%

Internet Software & Services	1.8%

Media	1.7%

Diversified Financial Services	1.5%

Short-Term Investments	5.9%

Other	19.5%

2007-2008 Distributions Per Share

Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2	Excluding derivative transactions.

Fund Snapshot
Share Price	$15.35

Net Asset Value	$17.21

Premium/(Discount) to NAV	-10.81%

Current Distribution Rate[1]	10.88%

Net Assets ($000)	$1,144,787

Average Annual Total Return
(Inception 1/26/05)
	On Share
	Price	On NAV
6-Month (Cumulative)	-0.91%	-3.00%

1-Year	-6.41%	1.56%

Since Inception	1.88%	6.36%

JSN Performance OVERVIEW	Nuveen Equity Premium Opportunity Fund as of June 30, 2008

Portfolio Allocation (as a % of total investments)2

Industries
(as a % of total investments)[2]
Computers & Peripherals	7.6%

Oil, Gas & Consumable Fuels	6.9%

Software	6.4%

Communications Equipment	5.9%

Pharmaceuticals	5.7%

Semiconductors & Equipment	4.2%

Internet Software & Services	3.4%

Energy Equipment & Services	3.0%

Biotechnology	2.9%

Diversified Telecommunication Services	2.7%

Capital Markets	2.6%

Commercial Banks	2.6%

Media	2.4%

Aerospace & Defense	2.3%

Industrial Conglomerates	2.3%

Machinery	2.2%

Metal & Mining	1.8%

Household Products	1.6%

Tobacco	1.6%

Multi-Utilities	1.5%

Specialty Retail	1.5%

Chemicals	1.5%

Hotels, Restaurants & Leisure	1.4%

Food & Staples Retailing	1.4%

Short-Term Investments	5.9%

Other	18.7%

2007-2008 Distributions Per Share

Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2	Excluding derivative transactions.

Fund Snapshot
Share Price	$15.35

Net Asset Value	$16.96

Premium/(Discount) to NAV	-9.49%

Current Distribution Rate[1]	11.07%

Net Assets ($000)	$442,944

Average Annual Total Return
(Inception 5/25/05)
	On Share
	Price	On NAV
6-Month (Cumulative)	-1.48%	-4.11%

1-Year	-7.71%	0.79%

Since Inception	1.21%	5.69%

JLA Performance OVERVIEW	Nuveen Equity Premium Advantage Fund as of June 30, 2008

Portfolio Allocation (as a % of total investments)2

Industries
(as a % of total investments)[2]
Computers & Peripherals	10.5%

Software	8.8%

Communications Equipment	8.2%

Semiconductors & Equipment	5.5%

Oil, Gas & Consumable Fuels	5.1%

Biotechnology	4.9%

Internet Software & Services	4.3%

Pharmaceuticals	3.9%

Media	2.6%

Capital Markets	2.2%

Diversified Telecommunication Services	2.2%

Energy Equipment & Services	2.2%

Commercial Banks	2.0%

Machinery	1.8%

Health Care Equipment & Supplies	1.7%

Hotels, Restaurants & Leisure	1.7%

Metal & Mining	1.4%

Specialty Retail	1.4%

Food Products	1.3%

IT Services	1.3%

Industrial Conglomerates	1.3%

Aerospace & Defense	1.2%

Short-Term Investments	5.1%

Other	19.4%

2007-2008 Distributions Per Share

Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2	Excluding derivative transactions.

Fund Snapshot
Share Price	$15.37

Net Asset Value	$17.37

Premium/(Discount) to NAV	-11.51%

Current Distribution Rate[1]	10.54%

Net Assets ($000)	$287,168

Average Annual Total Return
(Inception 11/22/05)
	On Share
	Price	On NAV
6-Month (Cumulative)	-5.58%	-5.92%

1-Year	-11.35%	-5.29%

Since Inception	-1.41%	4.49%

JPG Performance OVERVIEW	Nuveen Equity Premium and Growth Fund as of June 30, 2008

Portfolio Allocation (as a % of total investments)2

Industries
(as a % of total investments)[2]
Oil, Gas & Consumable Fuels	12.3%

Pharmaceuticals	8.0%

Computers & Peripherals	4.5%

Energy Equipment & Services	4.2%

Commercial Banks	3.8%

Software	3.8%

Diversified Telecommunication Services	3.7%

Industrial Conglomerates	3.6%

Capital Markets	3.2%

Insurance	2.7%

Semiconductors & Equipment	2.6%

Household Products	2.4%

Communication Equipment	2.3%

Chemicals	2.1%

Real Estate Investment Trust	2.0%

Tobacco	2.0%

Food & Staples Retailing	1.9%

Machinery	1.9%

Internet Software & Services	1.9%

Aerospace & Defense	1.9%

Multi-Utilities	1.8%

Electric Utilities	1.7%

Beverages	1.5%

Short-Term Investments	4.3%

Other	19.9%

2007-2008 Distributions Per Share

Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2	Excluding derivative transactions.

Shareholder Meeting Report

The Annual Meeting of Shareholders was held in the offices of Nuveen Investments on June 30, 2008.

	JPZ	JSN	JLA	JPG
Approval of the Board Members was reached as follows:
	Common	Common	Common	Common
	Shares	Shares	Shares	Shares
John P. Amboian
For	34,303,126	60,291,076	23,326,571	13,380,050
Withhold	705,156	1,656,776	496,839	394,247

Total	35,008,282	61,947,852	23,823,410	13,774,297

William C. Hunter
For	34,290,091	60,296,446	23,316,397	13,379,115
Withhold	718,191	1,651,406	507,013	395,182

Total	35,008,282	61,947,852	23,823,410	13,774,297

David J. Kundert
For	34,294,407	60,276,350	23,318,436	13,376,803
Withhold	713,875	1,671,502	504,974	397,494

Total	35,008,282	61,947,852	23,823,410	13,774,297

Terence J. Toth
For	34,298,222	60,293,809	23,321,299	13,380,297
Withhold	710,060	1,654,043	502,111	394,000

Total	35,008,282	61,947,852	23,823,410	13,774,297

JPZ	Nuveen Equity Premium Income Fund Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 96.1%
	Aerospace & Defense – 2.6%
71,400	Boeing Company	$4,692,408
100,000	Honeywell International Inc.	5,028,000
32,000	Raytheon Company	1,800,960
89,400	United Technologies Corporation	5,515,980

	Total Aerospace & Defense	17,037,348
	Air Freight & Logistics – 0.3%
31,758	United Parcel Service, Inc., Class B	1,952,164
	Airlines – 0.1%
84,350	AMR Corporation, (2)	431,873
19,134	Continental Airlines, inc., (2)	193,445

	Total Airlines	625,318
	Auto Components – 0.1%
21,200	American Axle and Manufacturing Holdings Inc.	169,388
30,487	Cooper Tire & Rubber	239,019

	Total Auto Components	408,407
	Automobiles – 0.4%
204,000	Ford Motor Company, (2)	981,240
111,481	General Motors Corporation	1,282,032
4,000	Harley-Davidson, Inc.	145,040

	Total Automobiles	2,408,312
	Beverages – 1.3%
107,304	Coca-Cola Company	5,577,662
48,083	PepsiCo, Inc.	3,057,598

	Total Beverages	8,635,260
	Biotechnology – 0.6%
33,936	Amgen Inc., (2)	1,600,422
4,297	Genentech, Inc., (2)	326,142
36,284	Gilead Sciences, Inc., (2)	1,921,238

	Total Biotechnology	3,847,802
	Building Products – 0.1%
43,691	Masco Corporation	687,259
	Capital Markets – 2.8%
59,333	Charles Schwab Corporation	1,218,700
21,968	Goldman Sachs Group, Inc.	3,842,203
48,534	Jefferies Group, Inc.	816,342
177,861	JPMorgan Chase & Co.	6,102,411
20,300	Legg Mason, Inc.	884,471
26,500	Merrill Lynch & Co., Inc.	840,315
73,498	Morgan Stanley	2,651,073
59,400	Waddell & Reed Financial, Inc., Class A	2,079,594

	Total Capital Markets	18,435,109
	Chemicals – 2.4%
51,511	Dow Chemical Company	1,798,249
148,600	E.I. Du Pont de Nemours and Company	6,373,454
40,400	Eastman Chemical Company	2,781,944
42,998	Lubrizol Corporation	1,992,097
19,000	NL Industries Inc.	181,070

JPZ	Nuveen Equity Premium Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Chemicals (continued)

53,293	Olin Corporation	$1,395,211
63,622	RPM International, Inc.	1,310,613

	Total Chemicals	15,832,638
	Commercial Banks – 4.4%
383,779	Bank of America Corporation	9,160,805
38,658	Comerica Incorporated	990,805
52,600	HSBC Holdings PLC, Sponsored ADR	4,034,420
47,988	Lloyds TSB Group PLC, Sponsored ADR	1,183,864
3,120	Toronto-Dominion Bank	194,282
39,483	TrustCo Bank Corporation NY	292,964
175,300	U.S. Bancorp	4,889,117
200,633	Wachovia Corporation	3,115,830
190,800	Wells Fargo & Company	4,531,500

	Total Commercial Banks	28,393,587
	Commercial Services & Supplies – 1.1%
3,800	Avery Dennison Corporation	166,934
90,303	Deluxe Corporation	1,609,199
3,809	Manpower Inc.	221,836
23,000	Pitney Bowes Inc.	784,300
5,800	Priceline.com Incorporated, (2)	669,668
8,500	R.R. Donnelley & Sons Company	252,365
42,509	Resources Connection, Inc.	865,058
65,671	Waste Management, Inc.	2,476,453

	Total Commercial Services & Supplies	7,045,813
	Communications Equipment – 2.2%
18,403	ADTRAN, Inc.	438,728
8,828	Ciena Corporation, (2)	204,545
278,160	Cisco Systems, Inc., (2)	6,470,002
56,100	Corning Incorporated	1,293,105
11,875	JDS Uniphase Corporation, (2)	134,900
148,402	Motorola, Inc.	1,089,271
93,889	QUALCOMM Inc.	4,165,855
3,494	Research In Motion Limited, (2)	408,449

	Total Communications Equipment	14,204,855
	Computers & Peripherals – 4.2%
51,646	Apple, Inc., (2)	8,647,606
93,713	Dell Inc., (2)	2,050,440
93,700	EMC Corporation, (2)	1,376,453
129,100	Hewlett-Packard Company	5,707,511
70,881	International Business Machines Corporation (IBM)	8,401,525
10,457	McAfee Inc., (2)	355,852
33,400	Sun Microsystems Inc., (2)	363,392

	Total Computers & Peripherals	26,902,779
	Consumer Finance – 0.2%
71,634	Capitalsource Inc.	793,705
12,636	Discover Financial Services	166,416
2,140	MasterCard, Inc.	568,213

	Total Consumer Finance	1,528,334
	Containers & Packaging – 0.6%
65,700	Packaging Corp. of America	1,413,207
87,489	Sonoco Products Company	2,707,785

	Total Containers & Packaging	4,120,992
	Diversified Financial Services – 1.5%
297,363	Citigroup Inc.	4,983,804
8,700	CME Group, Inc.	3,333,753
30,866	New York Stock Exchange Euronext	1,563,672

	Total Diversified Financial Services	9,881,229

Shares	Description (1)	Value
	Diversified Telecommunication Services – 4.0%
582,077	AT&T Inc.	$19,610,174
220,900	Citizens Communications Company	2,505,006
2,019	FairPoint Communications Inc.	14,557
107,100	Verizon Communications Inc.	3,791,340
21,026	Windstream Corporation	259,461

	Total Diversified Telecommunication Services	26,180,538
	Electric Utilities – 1.5%
30,527	Ameren Corporation	1,289,155
34,781	Consolidated Edison, Inc.	1,359,589
26,923	Great Plains Energy Incorporated	680,613
60,787	OGE Energy Corp.	1,927,556
80,800	Pepco Holdings, Inc.	2,072,520
33,573	Progress Energy, Inc.	1,404,359
28,948	Southern Company	1,010,864

	Total Electric Utilities	9,744,656
	Electrical Equipment – 1.0%
122,400	Emerson Electric Company	6,052,680
14,000	Rockwell Automation, Inc.	612,220

	Total Electrical Equipment	6,664,900
	Electronic Equipment & Instruments – 0.0%
4,194	Garmin Limited	179,671
	Energy Equipment & Services – 3.8%
21,953	Diamond Offshore Drilling, Inc.	3,054,540
24,668	ENSCO International Incorporated	1,991,694
111,600	Halliburton Company	5,922,612
26,902	Patterson-UTI Energy, Inc.	969,548
79,200	Schlumberger Limited	8,508,456
17,600	Smith International, Inc.	1,463,264
46,500	Tidewater Inc.	3,023,895

	Total Energy Equipment & Services	24,934,009
	Food & Staples Retailing – 1.2%
54,675	CVS Caremark Corporation	2,163,490
38,696	SUPERVALU INC.	1,195,319
74,728	Wal-Mart Stores, Inc.	4,199,714

	Total Food & Staples Retailing	7,558,523
	Food Products – 1.4%
173,705	Kraft Foods Inc.	4,941,907
26,827	Monsanto Company	3,392,006
57,000	Sara Lee Corporation	698,250

	Total Food Products	9,032,163
	Gas Utilities – 1.0%
28,977	AGL Resources Inc.	1,002,025
62,810	Atmos Energy Corporation	1,731,672
81,800	Nicor Inc.	3,483,862

	Total Gas Utilities	6,217,559
	Health Care Equipment & Supplies – 0.6%
36,000	Baxter International Inc.	2,301,840
10,904	Hologic Inc., (2)	237,707
2,586	Intuitive Surgical, Inc., (2)	696,668
16,292	Medtronic, Inc.	843,111

	Total Health Care Equipment & Supplies	4,079,326
	Health Care Providers & Services – 1.2%
33,767	Brookdale Senior Living Inc.	687,496
15,450	Coventry Health Care, Inc., (2)	469,989
3,121	Henry Schein Inc., (2)	160,950
83,690	Kindred Healthcare Inc., (2)	2,406,924

JPZ	Nuveen Equity Premium Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

6,700	Mentor Corporation	$186,394
88,646	UnitedHealth Group Incorporated	2,326,958
27,628	Wellpoint Inc., (2)	1,316,750

	Total Health Care Providers & Services	7,555,461
	Health Care Technology – 0.0%
4,883	Cerner Corporation, (2)	220,614
	Hotels, Restaurants & Leisure – 0.9%
17,000	Carnival Corporation	560,320
22,661	International Game Technology	566,072
86,900	McDonald’s Corporation	4,885,518

	Total Hotels, Restaurants & Leisure	6,011,910
	Household Durables – 1.4%
4,100	Black & Decker Corporation	235,791
107,400	Newell Rubbermaid Inc.	1,803,246
12,400	Snap-on Incorporated	644,924
25,600	Stanley Works	1,147,648
106,700	Tupperware Corporation	3,651,274
29,936	Whirlpool Corporation	1,847,949

	Total Household Durables	9,330,832
	Household Products – 2.6%
53,200	Colgate-Palmolive Company	3,676,120
22,833	Kimberly-Clark Corporation	1,364,957
193,080	Procter & Gamble Company	11,741,195

	Total Household Products	16,782,272
	Industrial Conglomerates – 3.2%
3,786	3M Co.	263,468
657,430	General Electric Company	17,546,807
52,800	Genuine Parts Company	2,095,104
4,702	Siemens AG, Sponsored ADR	517,831

	Total Industrial Conglomerates	20,423,210
	Insurance – 2.9%
36,800	Allstate Corporation	1,677,712
159,568	American International Group, Inc.	4,222,169
24,591	Arthur J. Gallagher & Co.	592,643
209,268	Fidelity National Title Group Inc., Class A	2,636,777
12,500	Hartford Financial Services Group, Inc.	807,125
80,446	Lincoln National Corporation	3,645,813
72,500	Marsh & McLennan Companies, Inc.	1,924,875
46,000	Travelers Companies, Inc.	1,996,400
52,700	Unitrin, Inc.	1,452,939

	Total Insurance	18,956,453
	Internet & Catalog Retail – 0.3%
24,004	Amazon.com, Inc., (2)	1,760,213
16,364	IAC/InterActiveCorp., (2)	315,498

	Total Internet & Catalog Retail	2,075,711
	Internet Software & Services – 1.8%
64,010	eBay Inc., (2)	1,749,393
13,441	Google Inc., Class A, (2)	7,075,611
159,665	United Online, Inc.	1,601,440
71,781	Yahoo! Inc., (2)	1,482,995

	Total Internet Software & Services	11,909,439

Shares	Description (1)	Value
	IT Services – 0.7%
65,710	Automatic Data Processing, Inc.	$2,753,249
6,395	Fidelity National Information Services	236,039
47,862	Paychex, Inc.	1,497,123
34,100	Standard Register Company	321,563

	Total IT Services	4,807,974
	Leisure Equipment & Products – 0.2%
39,694	Eastman Kodak Company	572,784
7,900	Polaris Industries Inc.	319,002

	Total Leisure Equipment & Products	891,786
	Machinery – 2.7%
75,600	Caterpillar Inc.	5,580,792
7,390	Cummins Inc.	484,193
20,508	Deere & Company	1,479,242
13,600	Graco Inc.	517,752
16,555	Ingersoll Rand Company Limited, Class A	619,654
9,750	Parker Hannifin Corporation	695,370
57,966	SPX Corporation	7,635,861
12,000	Timken Company	395,280

	Total Machinery	17,408,144
	Media – 1.7%
45,213	CBS Corporation, Class B	881,201
67,348	Clear Channel Communications, Inc.	2,370,650
102,516	Comcast Corporation, Class A	1,944,729
39,613	New York Times, Class A	609,644
26,000	Omnicom Group Inc.	1,166,880
183,600	Regal Entertainment Group, Class A	2,805,408
10,489	ValueClick, Inc., (2)	158,908
36,200	Walt Disney Company	1,129,440

	Total Media	11,066,860
	Metals & Mining – 2.0%
23,589	Alcoa Inc.	840,240
28,800	CONSOL Energy Inc.	3,236,256
32,000	Nucor Corporation	2,389,440
63,400	Southern Copper Corporation	6,760,342

	Total Metals & Mining	13,226,278
	Multiline Retail – 0.9%
4,351	Costco Wholesale Corporation	305,179
13,000	Family Dollar Stores, Inc.	259,220
38,002	Federated Department Stores, Inc.	737,999
55,400	Nordstrom, Inc.	1,678,620
7,900	Sears Holding Corporation, (2)	581,914
40,800	Target Corporation	1,896,792

	Total Multiline Retail	5,459,724
	Multi-Utilities – 2.1%
125,900	Duke Energy Corporation	2,188,142
82,456	Integrys Energy Group, Inc.	4,191,238
29,095	National Fuel Gas Company	1,730,571
15,861	Northwestern Corporation	403,187
49,251	ONEOK, Inc.	2,404,926
64,200	Public Service Enterprise Group Incorporated	2,948,706

	Total Multi-Utilities	13,866,770
	Oil, Gas & Consumable Fuels – 10.8%
12,530	BP PLC, Sponsored ADR	871,712
167,900	Chevron Corporation	16,643,927
64,437	ConocoPhillips	6,082,208
14,859	Continental Resources Inc., (2)	1,030,026
3,331	EnCana Corporation	302,888
31,800	EOG Resources, Inc.	4,172,160

JPZ	Nuveen Equity Premium Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

409,200	Exxon Mobil Corporation	$36,062,796
39,148	Occidental Petroleum Corporation	3,517,839
6,136	Suncor Energy, Inc.	356,624
3,941	Total SA, Sponsored ADR	336,049
12,731	Valero Energy Corporation	524,263

	Total Oil, Gas & Consumable Fuels	69,900,492
	Paper & Forest Products – 0.4%
47,000	Weyerhaeuser Company	2,403,580
	Pharmaceuticals – 7.5%
111,700	Abbott Laboratories	5,916,749
246,638	Bristol-Myers Squibb Company	5,063,478
63,940	Eli Lilly and Company	2,951,470
16,994	GlaxoSmithKline PLC, Sponsored ADR	751,475
169,722	Johnson & Johnson	10,919,913
234,802	Merck & Co. Inc.	8,849,687
466,574	Pfizer Inc.	8,151,048
32,315	Sanofi-Aventis, Sponsored ADR	1,073,827
80,215	Schering-Plough Corporation	1,579,433
69,200	Wyeth	3,318,832

	Total Pharmaceuticals	48,575,912
	Real Estate Investment Trust – 2.1%
83,552	Ashford Hospitality Trust Inc.	386,010
46,667	Brandywine Realty Trust	735,472
65,884	CapLease Inc.	493,471
39,900	First Industrial Realty Trust, Inc.	1,096,053
39,146	Glimcher Realty Trust	437,652
21,000	Health Care REIT, Inc.	934,500
49,761	Healthcare Realty Trust, Inc.	1,182,819
96,783	Hospitality Properties Trust	2,367,312
117,900	HRPT Properties Trust	798,183
78,791	Lexington Corporate Properties Trust	1,073,921
26,149	Liberty Property Trust	866,839
17,263	Medical Properties Trust Inc.	174,702
42,953	Nationwide Health Properties, Inc.	1,352,590
27,000	Senior Housing Properties Trust	527,310
11,215	Sun Communities Inc.	204,449
61,650	U-Store-It Trust	736,718

	Total Real Estate Investment Trust	13,368,001
	Road & Rail – 0.6%
17,247	Burlington Northern Santa Fe Corporation	1,722,803
13,563	Norfolk Southern Corporation	849,993
17,143	Union Pacific Corporation	1,294,297

	Total Road & Rail	3,867,093
	Semiconductors & Equipment – 2.4%
26,500	Analog Devices, Inc.	841,905
107,328	Applied Materials, Inc.	2,048,892
45,300	Broadcom Corporation, Class A, (2)	1,236,237
242,488	Intel Corporation	5,208,642
14,740	Intersil Holding Corporation, Class A	358,477
7,565	Lam Research Corporation, (2)	273,475
43,526	Microchip Technology Incorporated	1,329,284
24,800	National Semiconductor Corporation	509,392
31,200	NVIDIA Corporation, (2)	584,064
115,500	Texas Instruments Incorporated	3,252,480

	Total Semiconductors & Equipment	15,642,848
	Software – 3.7%
44,031	Adobe Systems Incorporated, (2)	1,734,381
12,597	Akamai Technologies, Inc., (2)	438,250
11,400	Autodesk, Inc., (2)	385,434

Shares	Description (1)			Value
	Software (continued)

32,666	Cognizant Technology Solutions Corporation, Class A, (2)			$1,061,972
453,413	Microsoft Corporation			12,473,392
16,433	NAVTEQ Corporation, (2)			1,265,341
251,668	Oracle Corporation, (2)			5,285,028
10,500	Salesforce.com, Inc., (2)			716,415
21,414	VeriSign, Inc., (2)			809,449

	Total Software			24,169,662
	Specialty Retail – 1.4%
27,715	Abercrombie & Fitch Co., Class A			1,737,176
47,700	American Eagle Outfitters, Inc.			650,151
52,650	Best Buy Co., Inc.			2,084,940
82,758	Home Depot, Inc.			1,938,192
52,315	Limited Brands, Inc.			881,508
55,300	Lowe’s Companies, Inc.			1,147,475
5,000	Tiffany & Co.			203,750
19,700	TJX Companies, Inc.			619,959

	Total Specialty Retail			9,263,151
	Textiles, Apparel & Luxury Goods – 0.3%
14,359	Cherokee Inc.			289,334
27,238	VF Corporation			1,938,801

	Total Textiles, Apparel & Luxury Goods			2,228,135
	Thrifts & Mortgage Finance – 0.2%
60,800	New York Community Bancorp, Inc.			1,084,672
	Tobacco – 2.7%
217,733	Altria Group, Inc.			4,476,590
217,733	Philip Morris International, (2)			10,753,833
32,200	Reynolds American Inc.			1,502,774
36,145	Vector Group Ltd.			583,019

	Total Tobacco			17,316,216
	Wireless Telecommunication Services – 0.0%
24,054	USA Mobility Inc., (2)			181,608

	Total Common Stocks (cost $546,792,974)			624,533,359

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 6.1%
$39,457	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $39,458,303, collateralized by $32,330,000 U.S. Treasury Bonds, 6.500%, due 11/15/26, value $40,250,850	1.350%	7/01/08	$39,456,823

	Total Short-Term Investments (cost $39,456,823)			39,456,823

	Total Investments (cost $586,249,797) – 102.2%			663,990,182

JPZ	Nuveen Equity Premium Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written – (0.4)% (4)
(1,125)	S&P 500 Index	$(151,875,000)	7/19/08	$1,350	$(298,125)
(948)	S&P 500 Index	(130,350,000)	7/19/08	1,375	(71,100)
(531)	S&P 500 Index	(74,340,000)	7/19/08	1,400	(15,930)
(534)	S&P 500 Index	(72,090,000)	8/16/08	1,350	(624,780)
(533)	S&P 500 Index	(73,287,500)	8/16/08	1,375	(325,130)
(590)	S&P 500 Index	(82,600,000)	8/16/08	1,400	(162,250)
(589)	S&P 500 Index	(79,515,000)	9/20/08	1,350	(1,301,690)

(4,850)	Total Call Options Written (premiums received $20,999,485)	(664,057,500)			(2,799,005)

	Other Assets Less Liabilities – (1.8)%				(11,495,271)

	Net Assets – 100%				$649,695,906

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Non-income producing.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.
See accompanying notes to financial statements.

JSN	Nuveen Equity Premium Opportunity Fund Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 96.4%
	Aerospace & Defense – 2.4%
83,145	Boeing Company	$5,464,289
133,366	Honeywell International Inc.	6,705,642
26,722	Lockheed Martin Corporation	2,636,393
42,411	Northrop Grumman Corporation	2,837,296
47,936	Raytheon Company	2,697,838
110,660	United Technologies Corporation	6,827,722

	Total Aerospace & Defense	27,169,180
	Air Freight & Logistics – 0.5%
101,679	United Parcel Service, Inc., Class B	6,250,209
	Airlines – 0.1%
128,407	AMR Corporation, (2)	657,445
	Automobiles – 0.2%
73,695	General Motors Corporation	847,493
35,909	Harley-Davidson, Inc.	1,302,060

	Total Automobiles	2,149,553
	Beverages – 1.4%
180,607	Coca-Cola Company	9,387,952
107,391	PepsiCo, Inc.	6,828,994

	Total Beverages	16,216,946
	Biotechnology – 3.0%
153,098	Amgen Inc., (2)	7,220,102
89,281	Biogen Idec Inc., (2)	4,989,915
112,644	Celgene Corporation, (2)	7,194,572
45,376	Genentech, Inc., (2)	3,444,038
215,745	Gilead Sciences, Inc., (2)	11,423,698

	Total Biotechnology	34,272,325
	Capital Markets – 2.7%
161,024	Charles Schwab Corporation	3,307,433
34,044	Goldman Sachs Group, Inc.	5,954,296
307,146	JPMorgan Chase & Co.	10,538,179
33,305	Legg Mason, Inc.	1,451,099
136,220	Morgan Stanley	4,913,455
136,190	Waddell & Reed Financial, Inc., Class A	4,768,012

	Total Capital Markets	30,932,474
	Chemicals – 1.5%
61,184	Dow Chemical Company	2,135,933
131,113	E.I. Du Pont de Nemours and Company	5,623,437
41,441	Eastman Chemical Company	2,853,627
72,000	Lubrizol Corporation	3,335,760
152,430	RPM International, Inc.	3,140,058

	Total Chemicals	17,088,815
	Commercial Banks – 2.6%
313,122	Bank of America Corporation	7,474,222
65,289	Fifth Third Bancorp.	664,642
71,373	First Horizon National Corporation	530,301
11,360	HSBC Holdings PLC, Sponsored ADR	871,312
65,686	Huntington BancShares Inc.	379,008
90,928	Lloyds TSB Group PLC, Sponsored ADR	2,243,194
122,029	National City Corporation	582,078
46,961	Toronto-Dominion Bank	2,924,261

JSN	Nuveen Equity Premium Opportunity Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Commercial Banks (continued)

263,201	U.S. Bancorp	$7,340,676
112,812	Wachovia Corporation	1,751,970
222,372	Wells Fargo & Company	5,281,335

	Total Commercial Banks	30,042,999
	Commercial Services & Supplies – 1.1%
29,685	Corporate Executive Board Company	1,248,254
88,588	Deluxe Corporation	1,578,638
57,299	Manpower Inc.	3,337,094
50,346	R.R. Donnelley & Sons Company	1,494,773
90,337	Resources Connection, Inc.	1,838,358
96,384	Waste Management, Inc.	3,634,641

	Total Commercial Services & Supplies	13,131,758
	Communications Equipment – 6.1%
67,631	ADTRAN, Inc.	1,612,323
893,387	Cisco Systems, Inc., (2)	20,780,182
183,130	Corning Incorporated	4,221,147
55,800	Harris Corporation	2,817,342
244,613	Motorola, Inc.	1,795,459
549,055	QUALCOMM Inc.	24,361,570
121,135	Research In Motion Limited, (2)	14,160,682

	Total Communications Equipment	69,748,705
	Computers & Peripherals – 7.8%
306,101	Apple, Inc., (2)	51,253,551
232,326	Dell Inc., (2)	5,083,293
230,749	EMC Corporation, (2)	3,389,703
316,255	Hewlett-Packard Company	13,981,634
100,213	International Business Machines Corporation (IBM)	11,878,247
58,225	McAfee Inc., (2)	1,981,397
79,478	Netwwork Appliance Inc., (2)	1,721,493

	Total Computers & Peripherals	89,289,318
	Consumer Finance – 0.2%
50,531	American Express Company	1,903,503
64,305	Discover Financial Services	846,897

	Total Consumer Finance	2,750,400
	Containers & Packaging – 0.7%
202,483	Packaging Corp. of America	4,355,409
126,709	Sonoco Products Company	3,921,644

	Total Containers & Packaging	8,277,053
	Diversified Consumer Services – 0.1%
35,700	Hillenbrand Inc., (2)	763,981
	Diversified Financial Services – 1.3%
299,544	Citigroup Inc.	5,020,357
11,000	CME Group, Inc.	4,215,090
35,273	Eaton Vance Corporation	1,402,454
126,150	ING Group N.V., Sponsored ADR	3,980,033

	Total Diversified Financial Services	14,617,934
	Diversified Telecommunication Services – 2.7%
711,379	AT&T Inc.	23,966,359
42,575	Citizens Communications Company	482,801
2,241	FairPoint Communications Inc.	16,158
191,528	Verizon Communications Inc.	6,780,091

	Total Diversified Telecommunication Services	31,245,409
	Electric Utilities – 1.2%
38,898	Ameren Corporation	1,642,663
94,002	Companhia Energetica de Minas Gerais, Sponsored ADR	2,307,749
113,425	Great Plains Energy Incorporated	2,867,384

Shares	Description (1)	Value
	Electric Utilities (continued)

92,646	OGE Energy Corp.	$2,937,805
127,006	Pepco Holdings, Inc.	3,257,704
24,128	Pinnacle West Capital Corporation	742,419

	Total Electric Utilities	13,755,724
	Electrical Equipment – 1.1%
52,812	Cooper Industries, Ltd., Class A, (2)	2,086,074
161,583	Emerson Electric Company	7,990,279
29,254	Hubbell Incorporated, Class B	1,166,357
38,983	Rockwell Automation, Inc.	1,704,727

	Total Electrical Equipment	12,947,437
	Electronic Equipment & Instruments – 0.5%
123,007	Gentex Corporation	1,776,221
51,356	Roper Industries Inc.	3,383,333

	Total Electronic Equipment & Instruments	5,159,554
	Energy Equipment & Services – 3.1%
45,800	Diamond Offshore Drilling, Inc.	6,372,612
36,348	ENSCO International Incorporated	2,934,738
193,449	Halliburton Company	10,266,338
57,882	Patterson-UTI Energy, Inc.	2,086,067
77,652	Schlumberger Limited	8,342,154
77,472	Tidewater Inc.	5,038,004

	Total Energy Equipment & Services	35,039,913
	Food & Staples Retailing – 1.5%
115,376	CVS Caremark Corporation	4,565,428
95,674	Kroger Co.	2,762,108
37,348	SUPERVALU INC.	1,153,680
40,471	Walgreen Co.	1,315,712
121,319	Wal-Mart Stores, Inc.	6,818,128

	Total Food & Staples Retailing	16,615,056
	Food Products – 1.2%
177,814	Kraft Foods Inc.	5,058,808
60,792	Monsanto Company	7,686,540
96,677	Sara Lee Corporation	1,184,293

	Total Food Products	13,929,641
	Gas Utilities – 0.9%
24,964	AGL Resources Inc.	863,255
149,706	Atmos Energy Corporation	4,127,394
121,756	Nicor Inc.	5,185,588

	Total Gas Utilities	10,176,237
	Health Care Equipment & Supplies – 0.9%
84,704	Baxter International Inc.	5,415,974
36,641	Hill Rom Holdings Inc.	988,574
71,015	Medtronic, Inc.	3,675,026

	Total Health Care Equipment & Supplies	10,079,574
	Health Care Providers & Services – 1.0%
50,898	Aetna Inc.	2,062,896
98,319	Brookdale Senior Living Inc.	2,001,775
40,727	Coventry Health Care, Inc., (2)	1,238,915
24,109	Mentor Corporation	670,712
94,199	UnitedHealth Group Incorporated	2,472,724
55,064	Wellpoint Inc., (2)	2,624,350

	Total Health Care Providers & Services	11,071,372

JSN	Nuveen Equity Premium Opportunity Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 1.5%
71,668	International Game Technology	$1,790,267
215,800	McDonald’s Corporation	12,132,276
43,957	Starwood Hotels & Resorts Worldwide, Inc.	1,761,357
15,847	Wynn Resorts Ltd	1,289,153

	Total Hotels, Restaurants & Leisure	16,973,053
	Household Durables – 0.8%
43,887	KB Home	743,007
185,735	Newell Rubbermaid Inc.	3,118,491
44,638	Stanley Works	2,001,122
52,780	Whirlpool Corporation	3,258,109

	Total Household Durables	9,120,729
	Household Products – 1.7%
59,883	Colgate-Palmolive Company	4,137,915
248,602	Procter & Gamble Company	15,117,488

	Total Household Products	19,255,403
	Industrial Conglomerates – 2.3%
26,468	3M Co.	1,841,908
847,674	General Electric Company	22,624,419
58,292	Genuine Parts Company	2,313,027

	Total Industrial Conglomerates	26,779,354
	Insurance – 0.9%
46,402	Allstate Corporation	2,115,467
108,576	American International Group, Inc.	2,872,921
41,110	Arthur J. Gallagher & Co.	990,751
77,278	Fidelity National Title Group Inc., Class A	973,703
106,285	Marsh & McLennan Companies, Inc.	2,821,867
450	Mercury General Corporation	21,024
13,660	Unitrin, Inc.	376,606

	Total Insurance	10,172,339
	Internet & Catalog Retail – 0.6%
73,597	Amazon.com, Inc., (2)	5,396,868
60,351	IAC/InterActiveCorp., (2)	1,163,567

	Total Internet & Catalog Retail	6,560,435
	Internet Software & Services – 3.5%
3,996	Baidu.com, Inc. Sponsored ADR, (2)	1,250,588
200,021	Earthlink, Inc., (2)	1,730,182
253,844	eBay Inc., (2)	6,937,557
45,492	Google Inc., Class A, (2)	23,947,899
202,286	United Online, Inc.	2,028,929
198,206	Yahoo! Inc., (2)	4,094,936

	Total Internet Software & Services	39,990,091
	IT Services – 0.7%
98,836	Automatic Data Processing, Inc.	4,141,228
91,261	Electronic Data Systems Corporation	2,248,671
30,465	Fidelity National Information Services	1,124,463

	Total IT Services	7,514,362
	Leisure Equipment & Products – 0.2%
85,721	Mattel, Inc.	1,467,544
15,338	Polaris Industries Inc.	619,348

	Total Leisure Equipment & Products	2,086,892
	Machinery – 2.2%
105,735	Caterpillar Inc.	7,805,358
19,239	Deere & Company	1,387,709
53,350	Graco Inc.	2,031,035
24,503	Joy Global Inc.	1,858,062

Shares	Description (1)	Value
	Machinery (continued)

76,240	SPX Corporation	$10,043,095
66,995	Timken Company	2,206,815

	Total Machinery	25,332,074
	Marine – 0.1%
31,233	Eagle Bulk Shipping Inc.	923,560
	Media – 2.4%
71,700	Clear Channel Communications, Inc.	2,523,840
337,544	Comcast Corporation, Special Class A	6,332,325
109,629	GateHouse Media, Inc.	269,687
75,017	New York Times, Class A	1,154,512
154,035	News Corporation, Class A	2,316,686
60,605	Omnicom Group Inc.	2,719,952
233,520	Regal Entertainment Group, Class A	3,568,186
47,476	Viacom Inc., Class B, (2)	1,449,917
175,022	Walt Disney Company	5,460,686
159,513	Warner Music Group Corporation	1,138,923
136,242	XM Satellite Radio Holdings Inc., Class A, (2)	1,068,137

	Total Media	28,002,851
	Metals & Mining – 1.9%
52,002	Alcoa Inc.	1,852,311
309,252	Companhia Siderurgica Nacional S.A., Sponsored ADR	13,733,881
55,255	Southern Copper Corporation	5,891,841

	Total Metals & Mining	21,478,033
	Multiline Retail – 0.8%
87,461	Federated Department Stores, Inc.	1,698,493
93,832	Nordstrom, Inc.	2,843,110
28,887	Sears Holding Corporation, (2)	2,127,816
64,097	Target Corporation	2,979,870

	Total Multiline Retail	9,649,289
	Multi-Utilities – 1.5%
205,356	Duke Energy Corporation	3,569,087
88,459	National Fuel Gas Company	5,261,541
95,961	ONEOK, Inc.	4,685,776
84,949	Public Service Enterprise Group Incorporated	3,901,708

	Total Multi-Utilities	17,418,112
	Oil, Gas & Consumable Fuels – 7.0%
21,311	Cheniere Energy Inc., (2)	93,129
186,224	Chevron Corporation	18,460,385
2,445	CNOOC Limited, Sponsored ADR	424,305
92,089	ConocoPhillips	8,692,281
41,492	Delta Petroleum Corporation, (2)	1,058,876
485,656	Exxon Mobil Corporation, Sponsored ADR	42,800,863
8,844	Hess Corporation	1,116,024
16,750	Occidental Petroleum Corporation	1,505,155
5,305	PetroChina Company Limited, Sponsored ADR	683,602
15,562	Royal Dutch Shell PLC, Class A	1,271,571
38,764	StatoilHydro ASA, Sponsored ADR	1,448,998
42,794	XTO Energy, Inc.	2,931,817

	Total Oil, Gas & Consumable Fuels	80,487,006
	Pharmaceuticals – 5.9%
156,479	Abbott Laboratories	8,288,693
234,582	Bristol-Myers Squibb Company	4,815,968
95,936	Eli Lilly and Company	4,428,406
49,194	GlaxoSmithKline PLC, Sponsored ADR	2,175,359
189,516	Johnson & Johnson	12,193,459
376,271	Merck & Co. Inc.	14,181,654
675,705	Pfizer Inc.	11,804,566

JSN	Nuveen Equity Premium Opportunity Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Pharmaceuticals (continued)

133,041	Schering-Plough Corporation	$2,619,577
144,862	Wyeth	6,947,582

	Total Pharmaceuticals	67,455,264
	Real Estate Investment Trust – 1.4%
46,873	Apartment Investment & Management Company, Class A	1,596,494
70,937	Brandywine Realty Trust	1,117,967
37,509	CBL & Associates Properties Inc.	856,706
114,294	DCT Industrial Trust Inc.	946,354
25,213	Developers Diversified Realty Corporation	875,143
59,500	Health Care REIT, Inc.	2,647,750
2,838	Hospitality Properties Trust	69,417
89,707	Lexington Corporate Properties Trust	1,222,706
49,728	Liberty Property Trust	1,648,483
112,648	Nationwide Health Properties, Inc.	3,547,286
136,993	U-Store-It Trust	1,637,066

	Total Real Estate Investment Trust	16,165,372
	Road & Rail – 0.2%
32,802	Union Pacific Corporation	2,476,551
	Semiconductors & Equipment – 4.3%
91,711	Altera Corporation	1,898,418
106,522	Analog Devices, Inc.	3,384,204
254,657	Applied Materials, Inc.	4,861,402
138,379	Broadcom Corporation, Class A, (2)	3,776,363
898,943	Intel Corporation	19,309,296
28,178	Intersil Holding Corporation, Class A	685,289
73,345	Linear Technology Corporation	2,388,847
93,975	Marvell Technology Group Ltd., (2)	1,659,599
122,774	National Semiconductor Corporation	2,521,778
208,083	Texas Instruments Incorporated	5,859,617
132,395	Xilinx, Inc.	3,342,974

	Total Semiconductors & Equipment	49,687,787
	Software – 6.5%
83,887	Activision Inc., (2)	2,858,030
193,152	Adobe Systems Incorporated, (2)	7,608,257
48,624	Akamai Technologies, Inc., (2)	1,691,629
75,052	Autodesk, Inc., (2)	2,537,508
1,344,035	Microsoft Corporation	36,974,403
39,361	NAVTEQ Corporation, (2)	3,030,797
691,792	Oracle Corporation, (2)	14,527,632
41,248	SAP AG, Sponsored ADR	2,149,433
88,898	VeriSign, Inc., (2)	3,360,344

	Total Software	74,738,033
	Specialty Retail – 1.5%
24,433	Abercrombie & Fitch Co., Class A	1,531,460
61,372	American Eagle Outfitters, Inc.	836,500
92,630	Best Buy Co., Inc.	3,668,148
69,994	CarMax, Inc., (2)	993,215
70,971	Gap, Inc.	1,183,087
188,439	Home Depot, Inc.	4,413,241
131,990	Limited Brands, Inc.	2,224,032
110,413	Lowe’s Companies, Inc.	2,291,070

	Total Specialty Retail	17,140,753

Shares	Description (1)				Value
	Thrifts & Mortgage Finance – 0.6%
104,358	Countrywide Financial Corporation				$443,522
67,964	Federal Home Loan Mortgage Corporation				1,114,610
78,963	Federal National Mortgage Association				1,540,568
187,079	New York Community Bancorp, Inc.				3,337,489
101,879	Washington Mutual, Inc.				502,263

	Total Thrifts & Mortgage Finance				6,938,452
	Tobacco – 1.6%
198,523	Altria Group, Inc.				4,081,633
42,914	Lorillard Inc.				2,967,932
198,523	Philip Morris International, (2)				9,805,051
45,154	Reynolds American Inc.				2,107,337

	Total Tobacco				18,961,953
	Wireless Telecommunication Services – 0.5%
83,549	China Mobile Hong Kong Limited, Sponsored ADR				5,593,606

	Total Common Stocks (cost $913,434,752)				1,104,280,366

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 6.1%
$69,565	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $69,567,413, collateralized by $58,465,000 U.S. Treasury Bonds, 6.250%, due 8/15/23, value $70,961,894	1.350%	7/01/08		$69,564,804

	Total Short-Term Investments (cost $69,564,804)				69,564,804

	Total Investments (cost $982,999,556) – 102.5%				1,173,845,170

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written – (0.5)% (4)
(1,220)	Mini-NDX 100 Index	$(23,790,000)	7/19/08	$195.0	$(103,090)
(1,585)	Mini-NDX 100 Index	(31,303,750)	7/19/08	197.5	(77,665)
(870)	Mini-NDX 100 Index	(17,400,000)	7/19/08	200.0	(25,665)
(320)	Mini-NDX 100 Index	(6,240,000)	8/16/08	195.0	(90,240)
(1,673)	Mini-NDX 100 Index	(33,041,750)	8/16/08	197.5	(356,349)
(1,670)	Mini-NDX 100 Index	(33,400,000)	8/16/08	200.0	(263,025)
(232)	NASDAQ 100 Index	(45,240,000)	7/19/08	1,950	(197,200)
(159)	NASDAQ 100 Index	(31,402,500)	7/19/08	1,975	(79,500)
(123)	NASDAQ 100 Index	(24,600,000)	7/19/08	2,000	(35,055)
(154)	NASDAQ 100 Index	(30,030,000)	8/16/08	1,950	(435,820)
(148)	NASDAQ 100 Index	(29,230,000)	8/16/08	1,975	(315,240)
(1,451)	S&P 500 Index	(195,885,000)	7/19/08	1,350	(384,515)
(1,238)	S&P 500 Index	(170,225,000)	7/19/08	1,375	(92,850)
(698)	S&P 500 Index	(97,720,000)	7/19/08	1,400	(20,940)
(700)	S&P 500 Index	(94,500,000)	8/16/08	1,350	(819,000)
(700)	S&P 500 Index	(96,250,000)	8/16/08	1,375	(427,000)
(772)	S&P 500 Index	(108,080,000)	8/16/08	1,400	(212,300)
(772)	S&P 500 Index	(104,220,000)	9/20/08	1,350	(1,706,120)

(14,485)	Total Call Options Written (premiums received $40,995,034)	(1,172,558,000)			(5,641,574)

	Other Assets Less Liabilities – (2.0)%				(23,416,691)

	Net Assets – 100%				$1,144,786,905

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Non-income producing.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.
See accompanying notes to financial statements.

JLA	Nuveen Equity Premium Advantage Fund Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 97.5%
	Aerospace & Defense – 1.3%
26,200	Boeing Company	$1,721,864
41,300	Honeywell International Inc.	2,076,564
29,966	United Technologies Corporation	1,848,902

	Total Aerospace & Defense	5,647,330
	Air Freight & Logistics – 0.4%
31,710	United Parcel Service, Inc., Class B	1,949,214
	Airlines – 0.2%
44,700	Lan Airlines S.A, Sponsored ADR	457,728
48,013	Southwest Airlines Co.	626,090

	Total Airlines	1,083,818
	Auto Components – 0.1%
41,333	American Axle and Manufacturing Holdings Inc.	330,251
49,461	Cooper Tire & Rubber	387,774

	Total Auto Components	718,025
	Automobiles – 0.3%
87,695	Ford Motor Company, (2)	421,813
19,783	General Motors Corporation	227,505
14,900	Harley-Davidson, Inc.	540,274

	Total Automobiles	1,189,592
	Beverages – 0.9%
39,700	Coca-Cola Company	2,063,606
28,800	PepsiCo, Inc.	1,831,392

	Total Beverages	3,894,998
	Biotechnology – 5.1%
69,655	Amgen Inc., (2)	3,284,930
67,600	Biogen Idec Inc., (2)	3,778,164
59,600	Celgene Corporation, (2)	3,806,652
12,600	Cephalon, Inc., (2)	840,294
31,799	Genzyme Corporation, (2)	2,290,164
158,520	Gilead Sciences, Inc., (2)	8,393,634

	Total Biotechnology	22,393,838
	Capital Markets – 2.3%
22,452	Bank of New York Company, Inc.	849,359
72,720	Charles Schwab Corporation	1,493,669
9,100	Goldman Sachs Group, Inc.	1,591,590
89,700	JPMorgan Chase & Co.	3,077,607
35,700	Morgan Stanley	1,287,699
51,000	Waddell & Reed Financial, Inc., Class A	1,785,510

	Total Capital Markets	10,085,434
	Chemicals – 0.5%
12,674	Dow Chemical Company	442,449
44,813	E.I. Du Pont de Nemours and Company	1,922,030

	Total Chemicals	2,364,479
	Commercial Banks – 2.0%
108,993	Bank of America Corporation	2,601,663
38,433	FirstMerit Corporation	626,842
73,513	Lloyds TSB Group PLC, Sponsored ADR	1,813,566
10,376	Toronto-Dominion Bank	646,114
63,800	U.S. Bancorp	1,779,382

Shares	Description (1)	Value
	Commercial Banks (continued)

34,900	Wachovia Corporation	$541,997
40,776	Wells Fargo & Company	968,430

	Total Commercial Banks	8,977,994
	Commercial Services & Supplies – 1.1%
4,940	Corporate Executive Board Company	207,727
32,672	Deluxe Corporation	582,215
20,400	Manpower Inc.	1,188,096
29,775	Pitney Bowes Inc.	1,015,328
24,714	R.R. Donnelley & Sons Company	733,759
26,700	Resources Connection, Inc.	543,345
17,200	Robert Half International Inc.	412,284

	Total Commercial Services & Supplies	4,682,754
	Communications Equipment – 8.4%
459,280	Cisco Systems, Inc., (2)	10,682,853
33,878	Comverse Technology, Inc., (2)	574,232
59,568	Corning Incorporated	1,373,042
29,400	Harris Corporation	1,484,406
28,730	Motorola, Inc.	210,878
323,872	QUALCOMM Inc.	14,370,201
73,997	Research In Motion Limited, (2)	8,650,249

	Total Communications Equipment	37,345,861
	Computers & Peripherals – 10.8%
209,206	Apple, Inc., (2)	35,029,449
47,100	EMC Corporation, (2)	691,899
100,200	Hewlett-Packard Company	4,429,842
43,935	International Business Machines Corporation (IBM)	5,207,616
23,041	McAfee Inc., (2)	784,085
38,820	Netwwork Appliance Inc., (2)	840,841
61,900	Sun Microsystems Inc., (2)	673,472

	Total Computers & Peripherals	47,657,204
	Consumer Finance – 0.3%
18,700	American Express Company	704,429
21,700	SLM Corporation, (2)	419,895

	Total Consumer Finance	1,124,324
	Containers & Packaging – 0.4%
43,903	Packaging Corp. of America	944,354
24,900	Sonoco Products Company	770,655

	Total Containers & Packaging	1,715,009
	Diversified Consumer Services – 0.3%
11,893	ITT Educational Services, Inc., (2)	982,719
35,000	Service Corporation International	345,100

	Total Diversified Consumer Services	1,327,819
	Diversified Financial Services – 0.9%
88,243	Citigroup Inc.	1,478,953
4,400	CME Group, Inc.	1,686,036
20,000	Moody’s Corporation	688,800

	Total Diversified Financial Services	3,853,789
	Diversified Telecommunication Services – 2.3%
220,695	AT&T Inc.	7,435,215
25,413	Chunghwa Telecom Co., Ltd., Sponsored ADR	644,728
72,955	Citizens Communications Company	827,310
586	FairPoint Communications Inc.	4,225
31,090	Verizon Communications Inc.	1,100,586

	Total Diversified Telecommunication Services	10,012,064

JLA	Nuveen Equity Premium Advantage Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Electric Utilities – 0.8%
17,700	Covanta Holding Corporation, (2)	$472,413
21,600	Exelon Corporation	1,943,136
10,700	Huaneng Power International Inc., Sponsored ADR	295,855
30,400	OGE Energy Corp.	963,984

	Total Electric Utilities	3,675,388
	Electrical Equipment – 1.2%
26,000	Cooper Industries, Ltd., Class A, (2)	1,027,000
59,800	Emerson Electric Company	2,957,110
13,500	Hubbell Incorporated, Class B	538,245
13,700	Rockwell Automation, Inc.	599,101

	Total Electrical Equipment	5,121,456
	Electronic Equipment & Instruments – 1.0%
17,182	Agilent Technologies, Inc., (2)	610,648
26,404	Amphenol Corporation, Class A	1,185,012
48,857	Gentex Corporation	705,495
7,800	MEMC Electronic Materials, (2)	480,012
18,868	Roper Industries Inc.	1,243,024
3,560	Tyco Electronics, Limited	127,519

	Total Electronic Equipment & Instruments	4,351,710
	Energy Equipment & Services – 2.2%
30,000	Cooper Cameron Corporation, (2)	1,660,500
19,059	Diamond Offshore Drilling, Inc.	2,651,869
52,800	Halliburton Company	2,802,096
34,200	Smith International, Inc.	2,843,388

	Total Energy Equipment & Services	9,957,853
	Food & Staples Retailing – 1.2%
43,162	CVS Caremark Corporation	1,707,920
15,016	Kroger Co.	433,512
23,562	SUPERVALU INC.	727,830
15,400	Walgreen Co.	500,654
31,292	Wal-Mart Stores, Inc.	1,758,610

	Total Food & Staples Retailing	5,128,526
	Food Products – 1.4%
10,500	Archer-Daniels-Midland Company	354,375
47,193	Kraft Foods Inc.	1,342,641
27,800	Monsanto Company	3,515,032
64,658	Sara Lee Corporation	792,061

	Total Food Products	6,004,109
	Gas Utilities – 0.6%
47,295	Nicor Inc.	2,014,294
26,700	Piedmont Natural Gas Company	698,472

	Total Gas Utilities	2,712,766
	Health Care Equipment & Supplies – 1.7%
33,800	Applera Corporation-Applied Biosystems Group	1,131,624
34,400	Baxter International Inc.	2,199,536
55,100	Boston Scientific Corporation, (2)	677,179
38,000	ev3, Inc., (2)	360,240
3,702	Intuitive Surgical, Inc., (2)	997,319
12,200	Medtronic, Inc.	631,350
19,174	Saint Jude Medical Inc., (2)	783,833
11,687	Zimmer Holdings, Inc., (2)	795,300

	Total Health Care Equipment & Supplies	7,576,381
	Health Care Providers & Services – 0.9%
27,200	Brookdale Senior Living Inc.	553,792
22,698	Medco Health Solutions, Inc., (2)	1,071,346
82,800	Tenet Healthcare Corporation, (2)	460,368
18,700	UnitedHealth Group Incorporated	490,875

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

11,200	Universal Health Services, Inc., Class B	$708,064
14,593	Wellpoint Inc., (2)	695,502

	Total Health Care Providers & Services	3,979,947
	Hotels, Restaurants & Leisure – 1.7%
18,429	Carnival Corporation	607,420
26,904	International Game Technology	672,062
45,500	McDonald’s Corporation	2,558,010
111,220	Starbucks Corporation, (2)	1,750,603
15,700	Starwood Hotels & Resorts Worldwide, Inc.	629,099
27,491	Tim Hortons Inc.	788,717
20,300	Wendy’s International, Inc.	552,566

	Total Hotels, Restaurants & Leisure	7,558,477
	Household Durables – 0.4%
20,700	KB Home	350,451
38,500	Newell Rubbermaid Inc.	646,415
12,700	Whirlpool Corporation	783,971

	Total Household Durables	1,780,837
	Household Products – 1.0%
75,195	Procter & Gamble Company	4,572,608
	Industrial Conglomerates – 1.3%
13,364	3M Co.	930,001
158,640	General Electric Company	4,234,102
17,994	Genuine Parts Company	714,002

	Total Industrial Conglomerates	5,878,105
	Insurance – 1.2%
15,228	AFLAC Incorporated	956,318
63,270	American International Group, Inc.	1,674,124
34,260	Fidelity National Title Group Inc., Class A	431,676
30,179	Marsh & McLennan Companies, Inc.	801,252
13,260	Prudential Financial, Inc.	792,152
18,273	Travelers Companies, Inc.	793,048

	Total Insurance	5,448,570
	Internet & Catalog Retail – 1.1%
52,639	Amazon.com, Inc., (2)	3,860,018
50,620	IAC/InterActiveCorp., (2)	975,954

	Total Internet & Catalog Retail	4,835,972
	Internet Software & Services – 4.4%
132,839	eBay Inc., (2)	3,630,490
25,123	Google Inc., Class A, (2)	13,225,250
20,000	IBasis, Inc.	65,600
43,727	United Online, Inc.	438,582
98,705	Yahoo! Inc., (2)	2,039,245

	Total Internet Software & Services	19,399,167
	IT Services – 1.3%
32,440	Automatic Data Processing, Inc.	1,359,236
41,600	Electronic Data Systems Corporation	1,025,024
17,573	Fidelity National Information Services	648,619
7,816	Global Payments Inc.	364,226
13,350	Infosys Technologies Limited, Sponsored ADR	580,191
61,190	Paychex, Inc.	1,914,023

	Total IT Services	5,891,319
	Leisure Equipment & Products – 0.1%
26,523	Eastman Kodak Company	382,727
	Machinery – 1.9%
29,600	Caterpillar Inc.	2,185,072
8,259	Danaher Corporation	638,421

JLA	Nuveen Equity Premium Advantage Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Machinery (continued)

6,600	Deere & Company	$476,058
15,700	Eaton Corporation	1,334,029
18,700	Graco Inc.	711,909
3,343	Ingersoll Rand Company Limited, Class A	125,128
21,330	SPX Corporation	2,809,801

	Total Machinery	8,280,418
	Media – 2.6%
32,300	Clear Channel Communications, Inc.	1,136,960
239,323	Comcast Corporation, Special Class A	4,489,699
33,800	Entercom Communications Corporation	237,276
8,600	Liberty Media Holding Corporation-Capital, Class A, (2)	123,840
33,200	Liberty Media Holding Corporation-Entertainment, Class A, (2)	804,436
12,933	Monster Worldwide Inc., (2)	266,549
62,500	News Corporation, Class A	940,000
20,400	Omnicom Group Inc.	915,552
65,946	Regal Entertainment Group, Class A	1,007,655
44,300	Time Warner Inc.	655,640
34,600	Walt Disney Company	1,079,520

	Total Media	11,657,127
	Metals & Mining – 1.4%
107,079	Companhia Siderurgica Nacional S.A., Sponsored ADR	4,755,378
14,778	Southern Copper Corporation	1,575,778

	Total Metals & Mining	6,331,156
	Multiline Retail – 0.9%
25,000	Family Dollar Stores, Inc.	498,500
23,753	Federated Department Stores, Inc.	461,283
16,800	J.C. Penney Company, Inc.	609,672
12,439	Kohl’s Corporation, (2)	498,058
13,297	Sears Holding Corporation, (2)	979,457
16,500	Target Corporation	767,085

	Total Multiline Retail	3,814,055
	Multi-Utilities – 0.4%
61,600	Duke Energy Corporation	1,070,608
15,502	Integrys Energy Group, Inc.	787,967
26	National Grid PLC, Sponsored ADR	1,715

	Total Multi-Utilities	1,860,290
	Oil, Gas & Consumable Fuels – 5.3%
14,400	A/S Steamship Company Torm, Sponsored ADR	504,144
15,200	Cheniere Energy Inc., (2)	66,424
70,620	Chevron Corporation	7,000,561
27,800	ConocoPhillips	2,624,042
20,800	Delta Petroleum Corporation, (2)	530,816
136,446	Exxon Mobil Corporation	12,024,986
9,400	XTO Energy, Inc.	643,994

	Total Oil, Gas & Consumable Fuels	23,394,967
	Paper & Forest Products – 0.1%
23,723	International Paper Company	552,746
	Pharmaceuticals – 4.1%
34,630	Abbott Laboratories	1,834,351
9,300	Allergan, Inc.	484,065
77,186	Bristol-Myers Squibb Company	1,584,629
29,208	Eli Lilly and Company	1,348,241
8,855	GlaxoSmithKline PLC, ADR	391,568
43,843	Johnson & Johnson	2,820,859
99,822	Merck & Co. Inc.	3,762,291
182,940	Pfizer Inc.	3,195,962

Shares	Description (1)	Value
	Pharmaceuticals (continued)

33,686	Schering-Plough Corporation	$663,277
38,806	Wyeth	1,861,136

	Total Pharmaceuticals	17,946,379
	Real Estate Investment Trust – 1.0%
13,700	Apartment Investment & Management Company, Class A	466,622
72,400	DCT Industrial Trust Inc.	599,472
12,300	Developers Diversified Realty Corporation	426,933
51,777	Nationwide Health Properties, Inc.	1,630,458
41,422	Senior Housing Properties Trust	808,972
54,500	U-Store-It Trust	651,275

	Total Real Estate Investment Trust	4,583,732
	Road & Rail – 0.4%
17,500	Burlington Northern Santa Fe Corporation	1,748,075
	Semiconductors & Equipment – 5.7%
97,900	Advanced Micro Devices, Inc., (2)	570,757
55,763	Altera Corporation	1,154,294
15,765	Analog Devices, Inc.	500,854
110,180	Applied Materials, Inc.	2,103,336
144,000	Atmel Corporation, (2)	501,120
67,900	Broadcom Corporation, Class A, (2)	1,852,991
18,900	Cymer, Inc., (2)	508,032
47,717	Cypress Semiconductor Corporation, (2)	1,180,996
39,437	Fairchild Semiconductor International Inc., Class A, (2)	462,596
46,242	Integrated Device Technology, Inc., (2)	459,645
185,950	Intel Corporation	3,994,206
20,531	Intersil Holding Corporation, Class A	499,314
70,275	Linear Technology Corporation	2,288,857
126,303	LSI Logic Corporation, (2)	775,500
52,100	National Semiconductor Corporation	1,070,134
27,401	Novellus Systems, Inc., (2)	580,627
85,235	NVIDIA Corporation, (2)	1,595,599
85,400	Qimonda AG, Sponsored ADR, (2)	203,252
110,442	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,204,922
13,849	Tessera Technologies Inc., (2)	226,708
79,714	Texas Instruments Incorporated	2,244,746
33,502	Varian Semiconductor Equipment Associate, (2)	1,166,540
2,103	Verigy Limited, (2)	47,759

	Total Semiconductors & Equipment	25,192,785
	Software – 9.0%
60,364	Activision Inc., (2)	2,056,601
100,430	Adobe Systems Incorporated, (2)	3,955,938
28,690	Akamai Technologies, Inc., (2)	998,125
28,718	Autodesk, Inc., (2)	970,956
27,633	CA Inc.	638,046
74,410	Cadence Design Systems, Inc., (2)	751,541
62,757	CNET Networks, Inc., (2)	721,078
638,901	Microsoft Corporation	17,576,167
8,453	NAVTEQ Corporation, (2)	650,881
490,178	Oracle Corporation, (2)	10,293,738
8,038	SAP AG, Sponsored ADR	418,860
38,088	Satyam Computer Services Limited, Sponsored ADR	933,918

	Total Software	39,965,849
	Specialty Retail – 1.4%
28,650	Best Buy Co., Inc.	1,134,540
50,492	Gap, Inc.	841,702
36,934	Home Depot, Inc.	864,994
40,900	Limited Brands, Inc.	689,165
30,900	Lowe’s Companies, Inc.	641,175

JLA	Nuveen Equity Premium Advantage Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)				Value
	Specialty Retail (continued)

28,938	TJX Companies, Inc.				$910,679
37,616	Urban Outfitters, Inc., (2)				1,173,243

	Total Specialty Retail				6,255,498
	Textiles Apparel & Luxury Goods – 0.1%
14,000	Coach, Inc., (2)				404,320
	Thrifts & Mortgage Finance – 0.1%
17,500	Federal Home Loan Mortgage Corporation				287,000
19,669	Federal National Mortgage Association				383,742

	Total Thrifts & Mortgage Finance				670,742
	Tobacco – 1.1%
68,196	Altria Group, Inc.				1,402,110
68,196	Philip Morris International, (2)				3,368,200

	Total Tobacco				4,770,310
	Wireless Telecommunication Services – 0.9%
45,119	China Mobile Hong Kong Limited, Sponsored ADR				3,020,717
36,448	Vodafone Group PLC, Sponsored ADR				1,073,758

	Total Wireless Telecommunication Services				4,094,475

	Total Common Stocks (cost $338,217,722)				431,802,388

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 5.3%
$23,326	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $23,327,023, collateralized by $22,420,000 U.S. Treasury Notes, 6.000%, due 8/15/09, value $23,793,225	1.350%	7/01/08		23,326,148

	Total Short-Term Investments (cost $23,326,148)				23,326,148

	Total Investments (cost $361,543,870) – 102.8%				455,128,536

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written – (0.6)% (4)
(785)	Mini-NDX 100 Index	$(15,307,500)	7/19/08	$195.0	$(66,333)
(1,345)	Mini-NDX 100 Index	(26,563,750)	7/19/08	197.5	(65,905)
(630)	Mini-NDX 100 Index	(12,600,000)	7/19/08	200.0	(18,585)
(230)	Mini-NDX 100 Index	(4,485,000)	8/16/08	195.0	(64,860)
(1,490)	Mini-NDX 100 Index	(29,427,500)	8/16/08	197.5	(317,370)
(204)	NASDAQ 100 Index	(39,780,000)	7/19/08	1,950	(173,400)
(138)	NASDAQ 100 Index	(27,255,000)	7/19/08	1,975	(69,000)
(74)	NASDAQ 100 Index	(14,800,000)	7/19/08	2,000	(21,090)
(101)	NASDAQ 100 Index	(19,695,000)	8/16/08	1,950	(285,830)
(120)	NASDAQ 100 Index	(23,700,000)	8/16/08	1,975	(255,600)
(131)	NASDAQ 100 Index	(26,200,000)	8/16/08	2,000	(206,325)
(360)	S&P 500 Index	(48,600,000)	7/19/08	1,350	(95,400)
(307)	S&P 500 Index	(42,212,500)	7/19/08	1,375	(23,025)
(174)	S&P 500 Index	(24,360,000)	7/19/08	1,400	(5,220)
(185)	S&P 500 Index	(24,975,000)	8/16/08	1,350	(216,450)
(185)	S&P 500 Index	(25,437,500)	8/16/08	1,375	(112,850)
(201)	S&P 500 Index	(28,140,000)	8/16/08	1,400	(55,275)
(201)	S&P 500 Index	(27,135,000)	9/20/08	1,350	(444,210)

(6,861)	Total Call Options Written (premiums received $17,524,932)	(460,673,750)			(2,496,728)

	Other Assets Less Liabilities – (2.2)%				(9,687,767)

	Net Assets – 100%				$442,944,041

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Non-income producing.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.
See accompanying notes to financial statements.

JPG	Nuveen Equity Premium and Growth Fund Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 97.2%
	Aerospace & Defense – 1.9%
25,768	Boeing Company	$1,693,473
4,500	Goodrich Corporation	213,570
33,500	Honeywell International Inc.	1,684,380
5,496	Raytheon Company	309,315
25,203	United Technologies Corporation	1,555,025

	Total Aerospace & Defense	5,455,763
	Air Freight & Logistics – 0.3%
15,798	United Parcel Service, Inc., Class B	971,103
	Airlines – 0.2%
12,144	AMR Corporation-DEL, (2)	62,177
3,200	Continental Airlines, inc., (2)	32,352
55,105	Lan Airlines S.A, Sponsored ADR	564,275

	Total Airlines	658,804
	Auto Components – 0.1%
24,800	American Axle and Manufacturing Holdings Inc.	198,152
9,310	Cooper Tire & Rubber	72,990

	Total Auto Components	271,142
	Automobiles – 0.2%
45,242	Ford Motor Company, (2)	217,614
35,600	General Motors Corporation	409,400

	Total Automobiles	627,014
	Beverages – 1.5%
44,948	Coca-Cola Company	2,336,397
31,844	PepsiCo, Inc.	2,024,960

	Total Beverages	4,361,357
	Biotechnology – 0.6%
6,508	Celgene Corporation, (2)	415,666
560	Cephalon, Inc., (2)	37,346
3,005	Genentech, Inc., (2)	228,080
17,019	Gilead Sciences, Inc., (2)	901,156
2,730	Invitrogen Corporation, (2)	107,180
10,546	PDL Biopahrma Inc.	111,999

	Total Biotechnology	1,801,427
	Capital Markets – 3.2%
62,385	Charles Schwab Corporation	1,281,388
24,811	Federated Investors Inc.	853,995
11,429	Goldman Sachs Group, Inc.	1,998,932
90,178	JPMorgan Chase & Co.	3,094,007
33,567	Morgan Stanley	1,210,762
22,422	Waddell & Reed Financial, Inc., Class A	784,994

	Total Capital Markets	9,224,078
	Chemicals – 2.2%
24,470	Chemtura Corporation	142,905
56,173	Dow Chemical Company	1,960,999
47,395	E.I. Du Pont de Nemours and Company	2,032,772
5,835	Eastman Chemical Company	401,798
29,107	Olin Corporation	762,021

JPG	Nuveen Equity Premium and Growth Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Chemicals (continued)

13,161	PPG Industries, Inc.	$755,047
10,283	RPM International, Inc.	211,830

	Total Chemicals	6,267,372
	Commercial Banks – 3.9%
124,776	Bank of America Corporation	2,978,403
24,420	Comerica Incorporated	625,885
25,852	First Horizon National Corporation	192,080
8,605	FirstMerit Corporation	140,348
9,110	HSBC Holdings PLC, Sponsored ADR	698,737
49,105	Huntington BancShares Inc.	283,336
58,291	Regions Financial Corporation	635,955
96,551	U.S. Bancorp	2,692,807
75,340	Wachovia Corporation	1,170,030
75,026	Wells Fargo & Company	1,781,868

	Total Commercial Banks	11,199,449
	Commercial Services & Supplies – 0.3%
13,262	Avery Dennison Corporation	582,600
19,872	Deluxe Corporation	354,119

	Total Commercial Services & Supplies	936,719
	Communications Equipment – 2.3%
136,624	Cisco Systems, Inc., (2)	3,177,874
42,658	Corning Incorporated	983,267
20,792	Motorola, Inc.	152,613
49,232	QUALCOMM Inc.	2,184,424
550	Research In Motion Limited, (2)	64,295

	Total Communications Equipment	6,562,473
	Computers & Peripherals – 4.6%
25,205	Apple, Inc., (2)	4,220,325
42,123	Dell Inc., (2)	921,651
58,247	EMC Corporation, (2)	855,648
65,768	Hewlett-Packard Company	2,907,603
35,500	International Business Machines Corporation (IBM)	4,207,815

	Total Computers & Peripherals	13,113,042
	Consumer Finance – 0.2%
10,349	American Express Company	389,847
640	Visa Inc.	52,038

	Total Consumer Finance	441,885
	Containers & Packaging – 0.2%
21,200	Packaging Corp. of America	456,012
	Diversified Consumer Services – 0.0%
3,078	Apollo Group, Inc., (2)	136,232
	Diversified Financial Services – 1.5%
143,304	Citigroup Inc.	2,401,775
3,292	CME Group, Inc.	1,261,461
2,523	Intercontinental Exchange Inc., (2)	287,622
5,207	New York Stock Exchange Euronext	263,787

	Total Diversified Financial Services	4,214,645
	Diversified Telecommunication Services – 3.8%
4,000	Alaska Communications Systems Group Inc.	47,760
147,861	AT&T Inc.	4,981,437
81,953	Citizens Communications Company	929,347
3,700	Compania Anonima Nacional Telefonos de Venezuela, Sponsored ADR	41,613
7,463	FairPoint Communications Inc.	53,808

Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)

46,221	Sprint Nextel Corporation	$439,100
124,392	Verizon Communications Inc.	4,403,477

	Total Diversified Telecommunication Services	10,896,542
	Electric Utilities – 1.8%
28,310	Ameren Corporation	1,195,531
2,414	Companhia Energetica de Minas Gerais, Sponsored ADR	59,264
24,452	Consolidated Edison, Inc.	955,829
66,284	Great Plains Energy Incorporated	1,675,660
26,735	Progress Energy, Inc.	1,118,325

	Total Electric Utilities	5,004,609
	Electrical Equipment – 1.3%
8,053	Cooper Industries, Ltd., Class A, (2)	318,094
60,000	Emerson Electric Company	2,967,000
110	First Solar Inc., (2)	30,010
2,000	Hubbell Incorporated, Class B	79,740
6,417	Rockwell Automation, Inc.	280,615

	Total Electrical Equipment	3,675,459
	Electronic Equipment & Instruments – 0.2%
9,421	MEMC Electronic Materials, (2)	579,768
	Energy Equipment & Services – 4.2%
12,700	Baker Hughes Incorporated	1,109,218
3,264	Carbo Ceramics Inc.	190,454
3,196	Diamond Offshore Drilling, Inc.	444,691
34,006	Halliburton Company	1,804,698
17,916	National-Oilwell Varco Inc., (2)	1,589,508
10,000	Noble Corporation	649,600
37,639	Schlumberger Limited	4,043,558
11,347	Smith International, Inc.	943,390
2,000	Tidewater Inc.	130,060
8,347	Transocean Inc., (2)	1,271,999

	Total Energy Equipment & Services	12,177,176
	Food & Staples Retailing – 1.9%
31,368	CVS Caremark Corporation	1,241,232
23,637	SUPERVALU INC.	730,147
56,986	Wal-Mart Stores, Inc.	3,202,613
14,890	Whole Foods Market, Inc.	352,744

	Total Food & Staples Retailing	5,526,736
	Food Products – 1.2%
986	Archer-Daniels-Midland Company	33,278
41,300	ConAgra Foods, Inc.	796,264
48,088	Kraft Foods Inc.	1,368,104
9,534	Monsanto Company	1,205,479

	Total Food Products	3,403,125
	Gas Utilities – 0.5%
35,390	Nicor Inc.	1,507,260
	Health Care Equipment & Supplies – 0.7%
9,938	Baxter International Inc.	635,436
9,046	Boston Scientific Corporation, (2)	111,175
2,840	Hologic Inc., (2)	61,912
2,280	Lincare Holdings, (2)	64,752
19,245	Medtronic, Inc.	995,929

	Total Health Care Equipment & Supplies	1,869,204
	Health Care Providers & Services – 1.2%
12,303	Aetna Inc.	498,641
30,791	Brookdale Senior Living Inc.	626,905
7,142	Express Scripts, Inc., (2)	447,946

JPG	Nuveen Equity Premium and Growth Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

540	Henry Schein Inc., (2)	$27,848
1,723	Humana Inc., (2)	68,524
7,521	Medco Health Solutions, Inc., (2)	354,991
17,342	Tenet Healthcare Corporation, (2)	96,422
34,501	UnitedHealth Group Incorporated	905,651
9,569	Wellpoint Inc., (2)	456,059

	Total Health Care Providers & Services	3,482,987
	Hotels, Restaurants & Leisure – 1.0%
6,073	International Game Technology	151,704
37,449	McDonald’s Corporation	2,105,383
12,813	Tim Hortons Inc.	367,605
10,200	Wendy’s International, Inc.	277,644

	Total Hotels, Restaurants & Leisure	2,902,336
	Household Durables – 0.9%
5,583	Black & Decker Corporation	321,078
1,658	KB Home	28,070
13,500	Kimball International Inc., Class B	111,780
3,450	Lennar Corporation, Class A	42,573
39,679	Newell Rubbermaid Inc.	666,210
12,000	Snap-on Incorporated	624,120
13,500	Stanley Works	605,205
2,527	Whirlpool Corporation	155,992

	Total Household Durables	2,555,028
	Household Products – 2.5%
8,897	Colgate-Palmolive Company	614,783
20,000	Kimberly-Clark Corporation	1,195,600
87,659	Procter & Gamble Company	5,330,544

	Total Household Products	7,140,927
	Industrial Conglomerates – 3.6%
19,540	3M Co.	1,359,789
296,601	General Electric Company	7,916,280
29,620	Genuine Parts Company	1,175,322

	Total Industrial Conglomerates	10,451,391
	Insurance – 2.7%
59,887	American International Group, Inc.	1,584,610
52,053	Arthur J. Gallagher & Co.	1,254,477
52,891	Fidelity National Title Group Inc., Class A	666,427
36,741	Lincoln National Corporation	1,665,102
21,461	Marsh & McLennan Companies, Inc.	569,790
17,648	Mercury General Corporation	824,515
2,841	Prudential Financial, Inc.	169,721
16,400	Travelers Companies, Inc.	711,760
13,560	Unitrin, Inc.	373,849

	Total Insurance	7,820,251
	Internet & Catalog Retail – 0.4%
14,348	Amazon.com, Inc., (2)	1,052,139
	Internet Software & Services – 1.9%
29,263	eBay Inc., (2)	799,758
6,671	Google Inc., Class A, (2)	3,511,748
31,757	United Online, Inc.	318,523
40,985	Yahoo! Inc., (2)	846,750

	Total Internet Software & Services	5,476,779

Shares	Description (1)	Value
	IT Services – 0.5%
27,033	Automatic Data Processing, Inc.	$1,132,683
5,374	Fidelity National Information Services	198,354
20,473	Standard Register Company	193,060

	Total IT Services	1,524,097
	Leisure Equipment & Products – 0.7%
21,206	Eastman Kodak Company	306,003
74,919	Mattel, Inc.	1,282,613
8,000	Polaris Industries Inc.	323,040

	Total Leisure Equipment & Products	1,911,656
	Life Sciences Tools & Services – 0.0%
470	Covance, Inc., (2)	40,429
	Machinery – 1.9%
22,658	Briggs & Stratton Corporation	287,303
30,000	Caterpillar Inc.	2,214,600
1,896	Cummins Inc.	124,226
19,204	Deere & Company	1,385,185
11,436	Illinois Tool Works Inc.	543,324
22,211	Ingersoll Rand Company Limited, Class A	831,358
3,000	Pentair, Inc.	105,060

	Total Machinery	5,491,056
	Media – 1.4%
1,500	Clear Channel Communications, Inc.	52,800
25,763	Comcast Corporation, Class A	488,724
25,770	Entercom Communications Corporation	180,905
5,070	Lamar Advertising Company, (2)	182,672
61,923	New York Times, Class A	952,995
76,486	Regal Entertainment Group, Class A	1,168,706
65,184	Sirius Satellite Radio Inc.	125,153
50,823	World Wrestling Entertainment Inc.	786,232

	Total Media	3,938,187
	Metals & Mining – 1.5%
18,415	Companhia Siderurgica Nacional S.A., Sponsored ADR	817,810
2,072	CONSOL Energy Inc.	232,831
11,210	Freeport-McMoRan Copper & Gold, Inc.	1,313,700
523	Mittal Steel Company NV	51,814
15,180	Southern Copper Corporation	1,618,643
1,443	United States Steel Corporation	266,638

	Total Metals & Mining	4,301,436
	Multiline Retail – 0.3%
7,921	Nordstrom, Inc.	240,006
15,837	Target Corporation	736,262

	Total Multiline Retail	976,268
	Multi-Utilities – 1.8%
26,500	CenterPoint Energy, Inc.	425,325
25,128	Dominion Resources, Inc.	1,193,329
76,000	Duke Energy Corporation	1,320,880
33,554	Integrys Energy Group, Inc.	1,705,550
10,500	ONEOK, Inc.	512,715

	Total Multi-Utilities	5,157,799
	Oil, Gas & Consumable Fuels – 12.5%
4,793	Chesapeake Energy Corporation	316,146
68,900	Chevron Corporation	6,830,056
43,011	ConocoPhillips	4,059,808
3,896	EOG Resources, Inc.	511,155
176,981	Exxon Mobil Corporation	15,597,335
13,013	Frontline Limited	908,047
4,081	Hess Corporation	514,981

JPG	Nuveen Equity Premium and Growth Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

20,290	Marathon Oil Corporation	$1,052,442
36,819	Occidental Petroleum Corporation	3,308,555
2,836	Peabody Energy Corporation	249,710
31,228	Ship Financial International Limited	922,163
1,547	Southwestern Energy Company, (2)	73,653
36,647	StatoilHydro ASA, Sponsored ADR	1,369,865
2,037	Valero Energy Corporation	83,884
2,646	XTO Energy, Inc.	181,277

	Total Oil, Gas & Consumable Fuels	35,979,077
	Paper & Forest Products – 0.6%
31,000	Weyerhaeuser Company	1,585,340
	Personal Products – 0.3%
23,000	Avon Products, Inc.	828,460
	Pharmaceuticals – 8.1%
65,000	Abbott Laboratories	3,443,050
1,126	AstraZeneca Group, Sponsored ADR	47,889
136,126	Bristol-Myers Squibb Company	2,794,667
30,800	Eli Lilly and Company	1,421,728
86,663	Johnson & Johnson	5,575,896
92,934	Merck & Co. Inc.	3,502,682
235,000	Pfizer Inc.	4,105,450
10,693	Sanofi-Aventis, Sponsored ADR	355,328
34,752	Schering-Plough Corporation	684,267
1,180	Teva Pharmaceutical Industries Limited, Sponsored ADR	54,044
29,480	Wyeth	1,413,861

	Total Pharmaceuticals	23,398,862
	Real Estate Investment Trust – 2.0%
27,659	Ashford Hospitality Trust Inc.	127,785
40,525	Brandywine Realty Trust	638,674
27,744	CapLease Inc.	207,803
46,856	Hospitality Properties Trust	1,146,098
73,822	Lexington Corporate Properties Trust	1,006,194
53,300	Nationwide Health Properties, Inc.	1,678,417
20,000	Senior Housing Properties Trust	390,600
51,252	U-Store-It Trust	612,461

	Total Real Estate Investment Trust	5,808,032
	Road & Rail – 0.9%
39,500	CSX Corporation	2,480,995
	Semiconductors & Equipment – 2.7%
31,000	Analog Devices, Inc.	984,870
35,573	Applied Materials, Inc.	679,089
171,768	Intel Corporation	3,689,577
36,128	Microchip Technology Incorporated	1,103,349
20,469	NVIDIA Corporation, (2)	383,180
28,464	Texas Instruments Incorporated	801,546

	Total Semiconductors & Equipment	7,641,611
	Software – 3.8%
16,693	Adobe Systems Incorporated, (2)	657,537
2,401	Akamai Technologies, Inc., (2)	83,531
6,711	Autodesk, Inc., (2)	226,899
5,003	Cognizant Technology Solutions Corporation, Class A, (2)	162,648
233,666	Microsoft Corporation	6,428,151
9,000	NAVTEQ Corporation, (2)	693,000
107,815	Oracle Corporation, (2)	2,264,115
1,202	Salesforce.com, Inc., (2)	82,012
11,068	VeriSign, Inc., (2)	418,370

	Total Software	11,016,263

Shares	Description (1)			Value
	Specialty Retail – 1.5%
6,450	Abercrombie & Fitch Co., Class A			$404,286
25,500	American Eagle Outfitters, Inc.			347,565
10,075	Best Buy Co., Inc.			398,970
14,956	Gap, Inc.			249,317
63,870	Home Depot, Inc.			1,495,835
11,072	Limited Brands, Inc.			186,563
7,442	Lowe’s Companies, Inc.			154,422
7,300	Sherwin-Williams Company			335,289
8,263	Talbots, Inc.			95,768
2,993	Tiffany & Co.			121,965
12,000	TJX Companies, Inc.			377,640

	Total Specialty Retail			4,167,620
	Textiles, Apparel & Luxury Goods – 0.5%
3,330	Cherokee Inc.			67,100
19,758	VF Corporation			1,406,374

	Total Textiles, Apparel & Luxury Goods			1,473,474
	Thrifts & Mortgage Finance – 0.8%
26,634	Federal Home Loan Mortgage Corporation			436,798
36,483	Federal National Mortgage Association			711,783
58,864	New York Community Bancorp, Inc.			1,050,134

	Total Thrifts & Mortgage Finance			2,198,715
	Tobacco – 2.0%
65,586	Altria Group, Inc.			1,348,448
43,273	Philip Morris International, (2)			2,137,253
3,000	Reynolds American Inc.			140,010
28,638	UST Inc.			1,563,921
38,056	Vector Group Ltd.			613,843

	Total Tobacco			5,803,475
	Trading Companies & Distributors – 0.1%
2,380	W.W. Grainger, Inc.			194,684
	Wireless Telecommunication Services – 0.3%
32,000	Vodafone Group PLC, Sponsored ADR			942,720

	Total Common Stocks (cost $271,568,995)			279,080,490

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 4.3%
$12,514	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $12,514,173, collateralized by $865,000 U.S. Treasury Notes, 5.000%, due 8/15/11, value $934,200, $3,790,000 U.S. Treasury Notes, 3.875%, due 2/15/13, value $3,936,863, $3,775,000 U.S. Treasury Notes, 4.000%, due 2/15/15, value $3,935,438, $3,780,000 U.S. Treasury Notes, 4.500%, due 5/15/17, value $3,959,550	1.350%	7/01/08	12,513,704

	Total Short-Term Investments (cost $12,513,704)			12,513,704

	Total Investments (cost $284,082,699) – 101.5%			291,594,194

JPG	Nuveen Equity Premium and Growth Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written – (0.4)% (4)
(400)	S&P 500 Index	$(54,000,000)	7/19/08	$1,350	$(106,000)
(336)	S&P 500 Index	(46,200,000)	7/19/08	1,375	(25,200)
(198)	S&P 500 Index	(27,720,000)	7/19/08	1,400	(5,940)
(191)	S&P 500 Index	(25,785,000)	8/16/08	1,350	(223,470)
(191)	S&P 500 Index	(26,262,500)	8/16/08	1,375	(116,510)
(212)	S&P 500 Index	(29,680,000)	8/16/08	1,400	(58,300)
(213)	S&P 500 Index	(28,755,000)	9/20/08	1,350	(470,730)

(1,741)	Total Call Options Written (premium received $7,542,838)	(238,402,500)			(1,006,150)

	Other Assets Less Liabilities – (1.1)%				(3,420,070)

	Net Assets – 100%				$287,167,974

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Non-income producing.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.
See accompanying notes to financial statements.

Statement of ASSETS & LIABILITIES June 30, 2008 (Unaudited)

	Equity	Equity	Equity	Equity
	Premium	Premium	Premium	Premium
	Income	Opportunity	Advantage	and Growth
	(JPZ)	(JSN)	(JLA)	(JPG)
Assets
Investments, at value (cost $586,249,797, $982,999,556, $361,543,870 and $284,082,699, respectively)	$663,990,182	$1,173,845,170	$455,128,536	$291,594,194
Receivables:
Call options closed	1,141,720	—	—	2,419,483
Dividends	1,190,157	1,559,222	402,858	525,475
Interest	1,480	2,609	875	469
Reclaims	—	1,941	2,088	1,599
Other assets	36,582	55,576	21,714	14,632

Total assets	666,360,121	1,175,464,518	455,556,071	294,555,852

Liabilities
Call options written, at value (premiums received $20,999,485, $40,995,034, $17,524,932 and $7,542,838, respectively)	2,799,005	5,641,574	2,496,728	1,006,150
Accrued expenses:
Management fees	321,730	554,739	259,721	213,201
Other	190,741	362,531	148,868	92,171
Dividends payable:	13,352,739	24,118,769	9,706,713	6,076,356

Total liabilities	16,664,215	30,677,613	12,612,030	7,387,878

Net assets	$649,695,906	$1,144,786,905	$442,944,041	$287,167,974

Shares outstanding	38,682,087	66,537,837	26,114,541	16,536,342

Net asset value per share outstanding	$16.80	$17.21	$16.96	$17.37

Net assets consist of:

Shares, $.01 par value per share	$386,821	$665,378	$261,145	$165,363
Paid-in surplus	589,439,301	1,009,666,264	396,671,399	282,275,348
Undistributed (Over-distribution of) net investment income	(23,802,296)	(46,004,967)	(20,191,140)	(10,677,105)
Accumulated net realized gain (loss) from investments, foreign currencies and call options written	(12,268,785)	(45,738,844)	(42,410,233)	1,356,185
Net unrealized appreciation (depreciation) of investments, foreign currencies and call options written	95,940,865	226,199,074	108,612,870	14,048,183

Net assets	$649,695,906	$1,144,786,905	$442,944,041	$287,167,974

Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of OPERATIONS Six months ended June 30, 2008 (Unaudited)

	Equity	Equity	Equity	Equity
	Premium	Premium	Premium	Premium
	Income	Opportunity	Advantage	and Growth
	(JPZ)	(JSN)	(JLA)	(JPG)
Investment Income
Dividends (net of foreign tax withheld of $3,346, $46,614, $3,963 and $20,677, respectively)	$8,952,752	$12,746,029	$3,581,933	$4,008,706
Interest	394,764	650,317	229,465	135,894

Total investment income	9,347,516	13,396,346	3,811,398	4,144,600

Expenses
Management fees	2,974,393	5,114,479	2,021,853	1,308,279
Shareholders’ servicing agent fees and expenses	597	917	269	155
Custodian’s fees and expenses	62,467	103,707	56,304	33,120
Trustees’ fees and expenses	8,158	11,711	5,402	2,695
Professional fees	20,849	33,578	16,426	12,356
Shareholders’ reports – printing and mailing expenses	67,702	122,062	42,635	26,492
Stock exchange listing fees	6,930	12,013	4,585	4,639
Investor relations expense	58,800	105,198	39,023	19,224
Other expenses	29,522	123,095	79,558	23,880

Total expenses before custodian fee credit and expense reimbursement	3,229,418	5,626,760	2,266,055	1,430,840
Custodian fee credit	(10,152)	(15,385)	(4,297)	(3,572)
Expense reimbursement	(1,015,124)	(1,769,156)	(456,580)	—

Net expenses	2,204,142	3,842,219	1,805,178	1,427,268

Net investment income	7,143,374	9,554,127	2,006,220	2,717,332

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currencies	(5,561,899)	(12,342,558)	963,482	(211,002)
Option contracts written	48,036,509	71,603,014	23,538,314	17,584,322
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currencies	(88,535,864)	(128,239,814)	(55,512,661)	(42,967,361)
Option contracts written	11,626,100	22,244,315	9,148,047	4,138,885

Net realized and unrealized gain (loss)	(34,435,154)	(46,735,043)	(21,862,818)	(21,455,156)

Net increase (decrease) in net assets from operations	$(27,291,780)	$(37,180,916)	$(19,856,598)	$(18,737,824)

See accompanying notes to financial statements.

Statement of CHANGES in NET ASSETS (Unaudited)

	Equity Premium		Equity Premium
	Income (JPZ)		Opportunity (JSN)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07
Operations
Net investment income	$7,143,374	$16,953,460	$9,554,127	$23,817,103
Net realized gain (loss) from:
Investments and foreign currencies	(5,561,899)	(13,563,781)	(12,342,558)	(18,391,814)
Call options written	48,036,509	22,261,445	71,603,014	20,438,733
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currencies	(88,535,864)	20,276,394	(128,239,814)	98,725,088
Call options written	11,626,100	8,645,145	22,244,315	9,298,040

Net increase (decrease) in net assets from operations	(27,291,780)	54,572,663	(37,180,916)	133,887,150

Distributions to Shareholders
From and in excess of net investment income	(30,945,670)	—	(55,559,094)	—
From net investment income	—	(20,649,838)	—	(23,107,788)
Tax return of capital	—	(45,224,870)	—	(94,982,869)

Decrease in net assets from distributions to shareholders	(30,945,670)	(65,874,708)	(55,559,094)	(118,090,657)

Capital Share Transactions
Offering costs adjustments	—	—	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	3,555,475	—	7,009,592

Net increase (decrease) in net assets from capital share transactions	—	3,555,475	—	7,009,592

Net increase (decrease) in net assets	(58,237,450)	(7,746,570)	(92,740,010)	22,806,085

Net assets at the beginning of period	707,933,356	715,679,926	1,237,526,915	1,214,720,830

Net assets at the end of period	$649,695,906	$707,933,356	$1,144,786,905	1,237,526,915

Undistributed (Over-distribution of) net investment income at the end of period	$(23,802,296)	$—	$(46,004,967)	$—

See accompanying notes to financial statements.

Statement of CHANGES in NET ASSETS (continued) (Unaudited)

	Equity Premium		Equity Premium
	Advantage (JLA)		and Growth (JPG)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07
Operations
Net investment income	$2,006,220	$5,736,038	$2,717,332	$11,136,925
Net realized gain (loss) from:
Investments and foreign currencies	963,482	(10,102,981)	(211,002)	(5,678,097)
Call options written	23,538,314	1,293,676	17,584,322	8,652,428
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currencies	(55,512,661)	54,682,070	(42,967,361)	4,660,601
Call options written	9,148,047	1,454,582	4,138,885	3,137,058

Net increase (decrease) in net assets from operations	(19,856,598)	53,063,385	(18,737,824)	21,908,915

Distributions to Shareholders
From and in excess of net investment income	(22,197,360)	—	(13,394,437)	—
From net investment income	—	(5,456,558)	—	(13,005,997)
Tax return of capital	—	(41,746,860)	—	(13,774,719)

Decrease in net assets from distributions to shareholders	(22,197,360)	(47,203,418)	(13,394,437)	(26,780,716)

Capital Share Transactions
Offering costs adjustments	—	—	—	(11,071)
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	4,357,324	—	614,101

Net increase (decrease) in net assets from capital share transactions	—	4,357,324	—	603,030

Net increase (decrease) in net assets	(42,053,958)	10,217,291	(32,132,261)	(4,268,771)

Net assets at the beginning of period	484,997,999	474,780,708	319,300,235	323,569,006

Net assets at the end of period	$442,944,041	$484,997,999	$287,167,974	$319,300,235

Undistributed (Over-distribution of) net investment income at the end of period	$(20,191,140)	$—	$(10,677,105)	$—

See accompanying notes to financial statements.

Notes to FINANCIAL STATEMENTS (Unaudited)

1.	General Information and Significant Accounting Policies
The funds covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Equity Premium Income Fund (JPZ), Nuveen Equity Premium Opportunity Fund (JSN), Nuveen Equity Premium Advantage Fund (JLA) and Nuveen Equity Premium and Growth Fund (JPG) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies.

Each Fund seeks to provide a high level of current income and gains by investing primarily in a diversified equity portfolio that seeks to substantially replicate price movements of either the Standard & Poor’s 500 Stock Index or a weighted average of the Standard & Poor’s 500 Stock Index and the NASDAQ-100 Index and is designed to support the Funds’ index option strategies. On November 21, 2007, the Funds announced their intention to begin gradually phasing-out the put option component of their investment strategy. The Funds completed the gradual phase-out during the first calendar quarter of 2008. The Funds will continue to follow their integrated stock-call option strategy, buying stocks and selling index call options in pursuit of attractive distributions and more stable returns than an all-equity portfolio.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The value of options written are based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. If the pricing service is unable to supply a price for an investment or derivative instrument the Funds may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Fund’s Board of Trustees, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Index options are generally valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 ET, which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund’s NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Fund’s Board of Trustees, or its designee, will determine a value for the options. Any such valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders. In any year when the Funds realize net capital gains, each Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay federal corporate income taxes on such retained gains.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended June 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Funds make quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds’ Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from each Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid from net unrealized gains, if any, would be distributed from the Fund’s assets and would be treated by shareholders as a non-taxable distribution for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on net asset value, the difference will be treated as a return of capital for tax purposes and will reduce net asset value per share. If a Fund’s total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements contained in the annual report as of December 31 each year.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2007, is reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2008, are provisionally classified as being “From and in excess of net investment income”, and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating “Undistributed (Over-distribution of) net investment income” as of June 30, 2008, the distribution amounts provisionally classified as “From and in excess of net investment income” were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2008, reflect an over-distribution of net investment income.

Foreign Currency Transactions
The Funds are authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates, if any, are included in “Realized gain (loss) from investments and foreign currencies” and “Change in net unrealized appreciation (depreciation) of investments and foreign currencies” on the Statement of Operations.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Option Transactions
Each Fund is authorized to purchase index put options and write (sell) index call options. The purchase of put options involves the risk of loss of all or part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities.

When a Fund writes a call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to reflect the current value of the written option until the option expires or the Fund enters into a closing purchase transaction. When a call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Fund, as writer of a call option, bears the risk of an unfavorable change in the market value of the security or index underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.	Fair Value Measurements
During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of June 30, 2008:

JPZ	Level 1	Level 2	Level 3	Total
Investments	$663,990,182	$—	$—	$663,990,182
Call options written	(2,799,005)	—	—	(2,799,005)

Total	$661,191,177	$—	$—	$661,191,177

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

JSN	Level 1	Level 2	Level 3	Total
Investments	$1,173,845,170	$—	$—	$1,173,845,170
Call options written	(5,641,574)	—	—	(5,641,574)

Total	$1,168,203,596	$—	$—	$1,168,203,596

JLA	Level 1	Level 2	Level 3	Total
Investments	$455,128,536	$—	$—	$455,128,536
Call options written	(2,496,728)	—	—	(2,496,728)

Total	$452,631,808	$—	$—	$452,631,808

JPG	Level 1	Level 2	Level 3	Total
Investments	$291,552,581	$41,613	$—	$291,594,194
Call options written	(1,006,150)	—	—	(1,006,150)

Total	$290,546,431	$41,613	$—	$290,588,044

3.	Fund Shares
Transactions in shares were as follows:

	Equity Premium		Equity Premium
	Income (JPZ)		Opportunity (JSN)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/08	12/31/07	6/30/08	12/31/07
Shares issued to shareholders due to reinvestment of distributions	—	191,170	—	381,737

	Equity Premium		Equity Premium
	Advantage (JLA)		and Growth (JPG)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/08	12/31/07	6/30/08	12/31/07
Shares issued to shareholders due to reinvestment of distributions	—	236,789	—	31,102

4.	Investment Transactions
Purchases and sales (excluding put options, call options written and short-term investments) during the six months ended June 30, 2008, were as follows:

	Equity	Equity	Equity	Equity
	Premium	Premium	Premium	Premium
	Income	Opportunity	Advantage	and Growth
	(JPZ)	(JSN)	(JLA)	(JPG)
Purchases	$49,901,235	$104,762,178	$30,339,245	$35,948,268
Sales	10,848,543	42,691,771	10,980,683	23,432,119

Transactions in call options written during the six months ended June 30, 2008, were as follows:

	Equity Premium		Equity Premium
	Income (JPZ)		Opportunity (JSN)
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Outstanding, beginning of period	4,652	$22,205,750	12,991	$41,558,293
Options written	17,155	59,324,857	48,572	110,395,253
Options terminated in closing purchase transactions	(12,851)	(44,086,928)	(35,108)	(79,875,502)
Options expired	(4,106)	(16,444,194)	(11,970)	(31,083,010)

Outstanding, end of period	4,850	$20,999,485	14,485	$40,995,034

	Equity Premium		Equity Premium
	Advantage (JLA)		and Growth (JPG)
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Outstanding, beginning of period	5,908	$17,591,180	1,711	$8,134,443
Options written	23,235	45,726,866	6,210	21,581,858
Options terminated in closing purchase transactions	(18,091)	(32,003,944)	(4,771)	(16,504,184)
Options expired	(4,191)	(13,789,170)	(1,409)	(5,669,279)

Outstanding, end of period	6,861	$17,524,932	1,741	$7,542,838

5.	Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At June 30, 2008, the cost of investments (excluding call options written) was as follows:

	Equity	Equity	Equity	Equity
	Premium	Premium	Premium	Premium
	Income	Opportunity	Advantage	and Growth
	(JPZ)	(JSN)	(JLA)	(JPG)
Cost of Investments	$586,249,826	$982,999,587	$361,543,879	$284,082,699

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at June 30, 2008, were as follows:

	Equity	Equity	Equity	Equity
	Premium	Premium	Premium	Premium
	Income	Opportunity	Advantage	and Growth
	(JPZ)	(JSN)	(JLA)	(JPG)
Gross unrealized:
Appreciation	$143,408,007	$282,260,465	$123,477,783	$39,960,151
Depreciation	(65,667,651)	(91,414,882)	(29,893,126)	(32,448,656)

Net unrealized appreciation (depreciation) of investments	$77,740,356	$190,845,583	$93,584,657	$7,511,495

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2007, the Funds’ last tax year end, were as follows:

	Equity	Equity	Equity	Equity
	Premium	Premium	Premium	Premium
	Income	Opportunity	Advantage	and Growth
	(JPZ)	(JSN)	(JLA)	(JPG)
Undistributed net ordinary income *	$ —	$ —	$ —	$ —
Undistributed net long-term capital gains	—	—	—	—

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended December 31, 2007, was designated for purposes of the dividends paid deduction as follows:

	Equity	Equity	Equity	Equity
	Premium	Premium	Premium	Premium
	Income	Opportunity	Advantage	and Growth
	(JPZ)	(JSN)	(JLA)	(JPG)

Distributions from net ordinary income *	$20,649,838	23,107,788	5,456,558	13,005,997
Tax return of capital	45,224,870	94,982,869	41,746,860	13,774,719

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

At December 31, 2007, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Equity	Equity	Equity	Equity
	Premium	Premium	Premium	Premium
	Income	Opportunity	Advantage	and Growth
	(JPZ)	(JSN)	(JLA)	(JPG)
Expiration:
December 31, 2013	$ 2,993,379	$ —	$ —	$ —
December 31, 2014	48,509,922	88,351,637	49,316,814	14,840,175
December 31, 2015	—	9,003,505	13,730,872	—

Total	$51,503,301	$97,355,142	$63,047,686	$14,840,175

6.	Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

Equity Premium Income (JPZ)
Equity Premium Opportunity (JSN)
Equity Premium Advantage (JLA)
Average Daily Managed Assets	Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For Managed Assets over $2 billion	.6000

Average Daily Managed Assets	Equity Premium and Growth (JPG) Fund-Level Fee Rate
For the first $500 million	.6800%
For the next $500 million	.6550
For the next $500 million	.6300
For the next $500 million	.6050
For Managed Assets over $2 billion	.5800

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of June 30, 2008, the complex-level fee rate was .1868%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for the overall strategy and asset allocation decisions. The Adviser has entered into a Sub-Advisory Agreement with Gateway Investment Advisers, L.P. (“Gateway”), under which Gateway manages the portion of the Fund’s investment portfolio allocated to common stocks. Gateway is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Equity Premium Income’s (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
October 31,		October 31,
2004 *	.30%	2009	.30%
2005	.30	2010	.22
2006	.30	2011	.14
2007	.30	2012	.07
2008	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

For the first eight years of Equity Premium Opportunity’s (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
January 31,		January 31,
2005 *	.30%	2010	.30%
2006	.30	2011	.22
2007	.30	2012	.14
2008	.30	2013	.07
2009	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

For the first six years of Equity Premium Advantage’s (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
May 31,		May 31,
2005 *	.20%	2009	.20%
2006	.20	2010	.20
2007	.20	2011	.10
2008	.20

*	From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

Related Party Holdings
Nuveen is owned by an investor group led by Madison Dearborn Partners, LLC. An affiliate of Merrill Lynch & Co., as part of this investor group, owns more than 5% of Nuveen’s common stock. As a result, Merrill Lynch is an indirect “affiliated person” (as that term is defined in the Investment Company Act of 1940) of each Fund.

At June 30, 2008, Equity Premium Income (JPZ) owned 26,500 shares of Merrill Lynch and Co., Inc. common stock with a market value of $840,315. Total income earned by Equity Premium Income (JPZ) from such securities amounted to $18,550, and is included in dividend income on the Statement of Operations.

7.	New Accounting Pronouncement
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161
In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8.	Subsequent Events
Common Share Repurchases
The Board of Directors/Trustees for each of Nuveen’s 120 closed-end funds approved a program, effective August 7, 2008, under which each fund may repurchase up to 10% of its common shares.

Financial HIGHLIGHTS (Unaudited)

Financial HIGHLIGHTS (Unaudited) Selected data for a share outstanding throughout each period:

		Investment Operations				Less Distributions
				Net
	Beginning	Net		Realized/		Net			Tax				Ending	Ending
	Net Asset	Investment		Unrealized		Investment		Capital	Return of		Offering		Net Asset	Market
	Value	Income(a)		Gain (Loss)	Total	Income		Gains	Capital	Total	Costs		Value	Value
Equity Premium Income (JPZ)

Year Ended 12/31:
2008(f)	$18.30	$.18	******	$(.88)	$(.70)	$(.80	)******	$ —	$—	$(.80)	$—		$16.80	$14.94
2007	18.59	.44		.98	1.42	(.54)		—	(1.17)	(1.71)	—		18.30	16.41
2006	18.48	.43		1.39	1.82	(.43)		—	(1.28)	(1.71)	—	**	18.59	19.22
2005	19.28	.42		.48	.90	(.40)		—	(1.30)	(1.70)	—	**	18.48	17.38
2004(b)	19.10	.12		.24	.36	(.15)		—	—*	(.15)	(.03)		19.28	20.25

Equity Premium Opportunity (JSN)

Year Ended 12/31:
2008(f)	18.60	.14	******	(.69)	(.55)	(.84	)******	—	—	(.84)	—		17.21	$15.35
2007	18.36	.36		1.66	2.02	(.35)		—	(1.43)	(1.78)	—		18.60	16.34
2006	18.66	.32		1.16	1.48	(.32)		—	(1.46)	(1.78)	—	**	18.36	18.62
2005(c)	19.10	.30		.78	1.08	(.30)		(.15)	(1.05)	(1.50)	(.02)		18.66	17.39

Equity Premium Advantage (JLA)

Year Ended 12/31:
2008(f)	18.57	.08	******	(.84)	(.76)	(.85	)******	—	—	(.85)	—		16.96	$15.35
2007	18.35	.22		1.82	2.04	(.21)		—	(1.61)	(1.82)	—		18.57	16.45
2006	18.84	.20		1.13	1.33	(.20)		—	(1.62)	(1.82)	—	**	18.35	19.20
2005(d)	19.10	.10		.60	.70	(.10)		(.13)	(.69)	(.92)	(.04)		18.84	17.56

Equity Premium and Growth (JPG)

Year Ended 12/31:
2008(f)	19.31	.16	******	(1.29)	(1.13)	(.81	)******	—	—	(.81)	—		17.37	$15.37
2007	19.60	.68		.65	1.33	(.79)		—	(.83)	(1.62)	—	**	19.31	17.13
2006	19.04	.46		1.72	2.18	(.49)		(.14)	(.99)	(1.62)	—		19.60	19.38
2005(e)	19.10	.04		(.06)	(.02)	—		—	—	—	(.04)		19.04	17.25

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Before Credit/Reimbursement				Ratios to Average Net Assets After Credit/Reimbursement****
	Based
Based	on
on	Net	Ending			Net				Net		Portfolio
Market	Asset	Net Assets			Investment				Investment		Turnover
Value***	Value***	(000)	Expenses		Income		Expenses		Income		Rate

(4.11)%	(3.87)%	$649,696	.96	%*****	1.81	%*****	.65	%*****	2.11	%*****	2%
(6.07)	7.80	707,933	.95		2.05		.65		2.35		7
21.30	10.22	715,680	.96		1.99		.66		2.30		23
(6.12)	4.88	708,049	.96		1.93		.65		2.25		29
1.96	1.68	723,894	1.07	*****	3.49	*****	.73	*****	3.82	*****	1

(.91)	(3.00)	1,144,787	.96	*****	1.32	*****	.65	*****	1.62	*****	4
(3.03)	11.35	1,237,527	.94		1.62		.64		1.93		4
17.86	8.28	1,214,721	.95		1.41		.65		1.72		8
(5.90)	5.65	1,225,535	.95	*****	1.40	*****	.63	*****	1.72	*****	16

(1.48)	(4.11)	442,944	.99	*****	.68	*****	.79	*****	.88	*****	2
(5.15)	11.50	484,998	.98		.99		.78		1.19		3
20.52	7.35	474,781	.99		.85		.78		1.06		26
(7.87)	3.43	482,979	1.01	*****	.71	*****	.78	*****	.93	*****	9

(5.58)	(5.92)	287,168	.95	*****	1.80	*****	.95	*****	1.80	*****	8
(3.55)	6.86	319,300	.95		3.40		.95		3.40		26
22.68	11.90	323,569	.96		2.34		.93		2.37		37
(13.75)	(.31)	314,202	1.11	*****	2.08	*****	1.11	*****	2.08	*****	—

*	Tax Return of Capital rounds to less than $.01 per share.
**	Offering Costs rounds to less than $.01 per share.
***	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

****	After custodian fee credit and expense reimbursement, where applicable.
*****	Annualized.
******	Represents distributions paid “From and in excess of net investment income” for the six months ended June 30, 2008.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	For the period October 26, 2004 (commencement of operations) through December 31, 2004.
(c)	For the period January 26, 2005 (commencement of operations) through December 31, 2005.
(d)	For the period May 25, 2005 (commencement of operations) through December 31, 2005.
(e)	For the period November 22, 2005 (commencement of operations) through December 31, 2005.
(f)	For the six months ended June 30, 2008.

See accompanying notes to financial statements.

Annual Investment
Management Agreement
APPROVAL PROCESS

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser (including sub-advisers) will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 28-29, 2008 (the “May Meeting”), the Boards of Trustees (each, a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory and sub-advisory agreements for the Funds for an additional one-year period. These agreements include the investment advisory agreements between Nuveen Asset Management (“NAM”) and each Fund and the sub-advisory agreements between NAM and Gateway Investment Advisers, LLC (the “Sub-Adviser”). In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 23, 2008 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the applicable advisory agreements (each an “Investment Management Agreement”) and sub-advisory agreements (each a “Sub-Advisory Agreement,” and each Investment Management Agreement and Sub-Advisory Agreement, an “Advisory Agreement”), as described in further detail below, the Independent Board Members reviewed a broad range of information relating to the Funds, NAM and the Sub-Adviser (NAM and the Sub-Adviser are each a “Fund Adviser”), including absolute performance, fee and expense information for the Funds as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the respective Fund Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Fund Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Investment Management Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM’s organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line. With respect to personnel, the Independent Board Members evaluated the background, experience and track record of the Fund Adviser’s investment personnel. In this regard, the Independent Board Members considered the additional investment in personnel to support Nuveen fund advisory activities, including in operations, product management and marketing as well as related fund support functions, including sales, executive, finance, human resources and information technology. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM’s ability to attract and retain high quality investment personnel.

In evaluating the services of NAM, the Independent Board Members also considered NAM’s oversight of the performance, business activities and compliance of the Sub-Adviser, the ability to supervise the Funds’ other service providers and given the importance of compliance, NAM’s compliance program. Among other things, the Independent Board Members considered the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support.

The Independent Board Members reviewed an evaluation of the Sub-Adviser from NAM, including information as to the process followed by NAM in evaluating sub-advisers. The evaluation also included information relating to the Sub-Adviser’s organization, operations, personnel, assets under management, investment philosophy, strategies and techniques in managing the Funds, developments affecting the Sub-Adviser, and an analysis of the Sub-Adviser. As described in further detail below, the Board considered the performance of each Fund. The Board also recognized that the Sub-Advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds. In addition, the Independent Board Members noted that they anticipate visiting each sub-adviser to the Nuveen funds at least once over the course of a multiple-year rotation. The Independent Board Members further noted that NAM recommended the renewal of the applicable Sub-Advisory Agreements and considered the basis for such recommendations and any qualifications in connection therewith.

In addition to the foregoing services, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, its secondary market support activities and the costs of such activities. The Independent Board Members recognized Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to timely provide information and education to financial advisers and investors; providing advertising and marketing for the closed-end funds; maintaining its closed-end fund website; and providing educational seminars. With respect to closed-end funds that utilize leverage through the issuance of auction rate preferred securities (“ARPS”), the Board has recognized the unprecedented market conditions in the auction rate market industry with the failure of the auction process. The Independent Board Members noted Nuveen’s efforts and the resources and personnel employed to analyze the situation, explore potential alternatives and develop and implement solutions that serve the interests of the affected funds and all of their respective shareholders. The Independent Board Members further noted Nuveen’s commitment and efforts to keep investors and financial advisers informed as to its progress in addressing the ARPS situation through, among other things, conference calls, press releases, and information posted on its website as well as its refinancing activities. The Independent Board Members also noted Nuveen’s continued support for holders of preferred shares of its closed-end funds by, among other things, seeking distribution for preferred shares with new market participants, managing relations with remarketing agents and the broker community, maintaining the leverage and risk management of leverage and maintaining systems necessary to test compliance with rating agency criteria.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreement or Sub-Advisory Agreement, as applicable, were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers
The Board considered the investment performance of each Fund, including the Fund’s historic performance as well as its performance compared to funds with similar investment objectives (the “Performance Peer Group”) based on data

Annual Investment
Management Agreement
APPROVAL PROCESS (continued)

provided by an independent third party (as described below). In addition, the Independent Board Members reviewed the respective Fund’s historic performance compared to recognized and/or customized benchmarks (as applicable).

In evaluating the performance information, the Board considered whether the Fund has operated within its investment objectives and parameters and the impact that the investment mandates may have had on performance. In addition, in comparing a Fund’s performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund’s investment objectives and strategies thereby hindering a meaningful comparison of the fund’s performance with that of the Performance Peer Group. These Performance Peer Groups include those for the Funds.

The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund’s Performance Peer Group as well as recognized and/or customized benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2007 and with the Fund’s Performance Peer Group for the quarter, one-, three-, and five- year periods ending March 31, 2008 (as applicable). This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. Based on their review, the Independent Board Members determined that the respective Fund’s investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability
1. Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees (which take into account breakpoints), net management fees (which take into account fee waivers or reimbursements) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the gross management fees, net management fees (after waivers and/or reimbursements) and total expense ratios (before and after waivers) of a comparable universe of unaffiliated funds based on data provided by an independent data provider (the “Peer Universe”) and/or a more focused subset of funds therein (the “Peer Group”). The Independent Board Members further reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the size of the Fund relative to peers, the size and particular composition of the Peer Group, the investment objectives of the peers, expense anomalies, and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. The Independent Board Members also considered, among other things, the differences in the use of leverage. In addition, in reviewing the fee schedule for a Fund, the Independent Board Members considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such clients include separately managed accounts (both retail and institutional accounts) and funds that are not offered by Nuveen but are sub-advised by one of Nuveen’s investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent

Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Adviser, the Independent Board Members also considered the pricing schedule or fees that the Sub-Adviser charges for similar investment management services for other fund sponsors or clients (such as retail and/or institutional managed accounts) as applicable. The Independent Board Members also noted that with respect to sub-advisers unaffiliated with Nuveen, such as the Sub-Adviser, such fees were the result of arm’s-length negotiations.

3. Profitability of Fund Advisers
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years and the allocation methodology used in preparing the profitability data. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members considered Nuveen’s profitability compared with other fund sponsors prepared by two independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations.

Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business.

Based on its review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided. With respect to funds with sub-advisers unaffiliated with Nuveen, such as the Funds, the Independent Board Members also considered the sub-adviser’s revenues, expenses (including the basis for allocating expenses) and profitability margins (pre- and post-tax). Based on their review, the Independent Board Members were satisfied that the Sub-Adviser’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base. The Independent Board Members therefore considered

Annual Investment
Management Agreement
APPROVAL PROCESS (continued)

whether the Funds have appropriately benefited from any economies of scale and whether there is potential realization of any further economies of scale. In considering economies of scale, the Independent Board Members have recognized that economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. Notwithstanding the foregoing, one method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Accordingly, the Independent Board Members reviewed and considered the fund-level breakpoints in the advisory fee schedules that reduce advisory fees. In this regard, given that the Funds are closed-end funds, the Independent Board Members recognized that although the Funds may from time to time make additional share offerings, the growth in their assets will occur primarily through appreciation of each such Fund’s investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Independent Board Members recognized that the complex-wide fee schedule was recently revised in 2007 to provide for additional fee savings to shareholders and considered the amended schedule. The Independent Board Members further considered that the complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Based on their review, the Independent Board Members concluded that the breakpoint schedule and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered revenues received by affiliates of NAM for serving as agent at Nuveen’s preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Independent Board Members considered whether the Fund Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. With respect to NAM, the Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” NAM intends to comply with the applicable safe harbor provisions.

The Board also considered that while the Sub-Adviser may select brokers that provide it with research services, it is the Sub-Adviser’s current practice not to receive soft dollar credits in connection with trades executed for the Funds.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Investment Management Agreements and Sub-Advisory Agreements are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Investment Management Agreements and the Sub-Advisory Agreements be renewed.

Reinvest Automatically
EASILY and CONVENIENTLY

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■	Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

■	Net Asset Value (NAV): A Fund’s NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

NOTES

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
PriceWaterhouseCoopers LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Other Useful INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Nuveen Investments:
SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.
Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Rittenhouse, Santa Barbara, Symphony and Tradewinds. In total, the Company managed $152 billion of assets on June 30, 2008.

Find out how we can help you reach your financial goals.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at:	www.nuveen.com/cef

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ESA-D-0608D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to this filing.
ITEM 6. SCHEDULE OF INVESTMENTS.
See Portfolio of Investments in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the registrant last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Income Fund
By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 8, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 8, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 8, 2008

*	Print the name and title of each signing officer under his or her signature.